Schedule of Portfolio Investments
Praxis Impact Bond Fund
March 31, 2021 (Unaudited)

MUNICIPAL BONDS - 1.3%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,250,620
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,643,091
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,950
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,003,356
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	3,327,757
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	140,000	142,701
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	105,000	110,857
St. Paul, Minnesota, Housing & Redevelopment Authority Rev., Series 2015-B	2.993%	07/01/21	1,250,000	1,255,536
TOTAL MUNICIPAL BONDS (COST $9,763,498)				$10,004,868

CORPORATE BONDS - 36.4%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.1%
Hanesbrands, Inc. (a)	4.625%	05/15/24	$500,000	$530,453
VF Corp.	2.400%	04/23/25	536,000	558,588
				1,089,041
ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	776,405

AUTOMOTIVE - 0.7%
BMW US Capital, LLC (a)	3.800%	04/06/23	1,000,000	1,063,258
BorgWarner, Inc.	2.650%	07/01/27	601,000	623,704
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	194,957
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,251,205
Toyota Motor Credit Corp., Series B	2.900%	03/30/23	1,735,000	1,820,162
				4,953,286

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 4.8%
Axis Bank/Dubai Ltd. (a)	2.875%	06/01/21	$500,000	$501,350
Bank of America Corp.	3.499%	05/17/22	1,000,000	1,003,724
Bank of America Corp.	3.300%	01/11/23	500,000	525,266
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,023,914
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,080,255
Bank of America Corp. (b)	0.981%	09/25/25	1,500,000	1,495,964
Bank of America Corp. (b)	2.456%	10/22/25	1,000,000	1,048,365
Bank of America Corp. (c)	4.271%	07/23/29	1,000,000	1,123,672
Bank of Montreal (b)	3.300%	02/05/24	1,000,000	1,071,326
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,082,079
Citigroup, Inc. (c)	1.678%	05/15/24	1,250,000	1,274,857
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,921,247
Citigroup, Inc. (b) (c)	2.572%	06/03/30	1,000,000	998,495
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,416,287
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	1,001,897
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	496,245
JPMorgan Chase & Co. (b)	3.200%	06/15/26	2,557,000	2,762,991
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	2,025,824
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,777,054
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,306,787
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,870,942
National Bank of Canada (a)	2.150%	10/07/22	1,250,000	1,281,170
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,365,363
Regions Financial Corp. (b)	2.250%	05/18/25	1,000,000	1,037,263
Sumitomo Mitsui Financial Group, Inc. (b)	0.508%	01/12/24	2,000,000	1,990,407
Toronto-Dominion Bank (c)	0.497%	09/28/23	2,000,000	2,008,057
Truist Financial Corp.	1.250%	03/09/23	1,750,000	1,779,000
				36,269,801
BEVERAGES - 0.5%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	550,416
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	913,900
PepsiCo, Inc. (b)	2.250%	03/19/25	2,000,000	2,105,372
				3,569,688
BIOTECH & PHARMA - 0.5%
AbbVie, Inc.	2.950%	11/21/26	500,000	532,357
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	824,361

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BIOTECH & PHARMA - 0.5% (Continued)
Zeneca Wilmington, Inc.	7.000%	11/15/23	$1,100,000	$1,275,788
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,250,522
				3,883,028
CABLE & SATELLITE - 0.2%
Comcast Corp.	3.300%	04/01/27	500,000	544,823
Comcast Corp.	4.750%	03/01/44	500,000	612,923
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	533,126
				1,690,872
CHEMICALS - 1.2%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,256,034
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,694,563
Ecolab, Inc.	4.800%	03/24/30	140,000	167,363
Ecolab, Inc.	5.500%	12/08/41	250,000	325,574
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,366,493
LG Chemical Ltd. (a)	3.250%	10/15/24	290,000	313,919
NOVA Chemicals Corp. (a)	5.250%	08/01/23	500,000	503,125
Nutrien Ltd.	1.900%	05/13/23	800,000	820,435
Nutrien Ltd.	5.875%	12/01/36	840,000	1,097,673
Solvay Finance S.A. (a)	4.450%	12/03/25	1,250,000	1,401,326
				8,946,505
CONSTRUCTION MATERIALS - 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,354,952
Owens Corning	4.200%	12/01/24	1,000,000	1,103,585
Owens Corning	3.950%	08/15/29	300,000	329,927
				2,788,464
CONSUMER SERVICES - 1.9%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	1,021,350
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	557,556
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	2,806,786
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,365,244
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,685,280
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,744,735
President & Fellows of Harvard College	3.150%	07/15/46	2,961,000	3,165,398
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,172,988
				14,519,337

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONTAINERS & PACKAGING - 0.4%
CCL Industries, Inc. (a)	3.050%	06/01/30	$1,750,000	$1,771,293
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,230,723
				3,002,016
DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,133,054

ELECTRIC UTILITIES - 5.0%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,934,324
Caledonia Generating, LLC (a)	1.950%	02/28/22	112,314	113,185
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	1,068,815
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,976,603
Duke Energy, LLC (b)	3.450%	03/15/29	1,750,000	1,901,039
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,357,559
Enel Finance International N.V. (a)	2.650%	09/10/24	1,250,000	1,314,727
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,408,873
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,080,571
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,362,564
Liberty Utilities Financial Services (a)	2.050%	09/15/30	355,000	332,357
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,937,651
Midland Cogeneration Venture, L.P. (a)	5.250%	03/15/25	111,603	111,937
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	295,441	306,377
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,594,375
National Rural Utilities	1.350%	03/15/31	1,000,000	900,038
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	401,366
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,432,531
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,190,060
NSTAR Electric Co.	3.950%	04/01/30	600,000	673,777
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,616,933
Pacificorp	8.080%	10/14/22	500,000	550,795
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,400,800
Public Service Colorado	3.700%	06/15/28	1,750,000	1,930,559
Puget Energy, Inc.	5.625%	07/15/22	750,000	788,897
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,117,313
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	469,570
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	973,786
Solar Star Funding, LLC (a)	3.950%	06/30/35	279,346	286,740

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 5.0% (Continued)
Solar Star Funding, LLC (a)	5.375%	06/30/35	$430,467	$481,675
Southern California Edison	4.050%	03/15/42	1,165,000	1,206,221
Tenaska Virginia Partners, L.P. (a)	6.119%	03/30/24	438,900	466,811
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	250,396	271,910
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	591,713	675,100
Union Electric Co.	2.625%	03/15/51	2,000,000	1,762,952
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,353,133
				37,751,924
ELECTRICAL EQUIPMENT - 0.3%
Johnson Controls International plc	3.750%	12/01/21	14,000	14,140
Johnson Controls International plc (b)	1.750%	09/15/30	1,000,000	937,158
Legrand S.A.	8.500%	02/15/25	1,000,000	1,263,922
Roper Technologies, Inc.	2.000%	06/30/30	440,000	418,737
				2,633,957
FOOD - 1.5%
Campbell Soup Co. (b)	3.950%	03/15/25	1,500,000	1,647,905
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,813,500
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,657,970
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,159,582
Ingredion, Inc.	2.900%	06/01/30	1,000,000	1,021,572
Kellogg Co.	2.650%	12/01/23	1,250,000	1,313,069
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,641,265
				11,254,863
FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	912,008
Klabin Finance S.A. (a)	4.875%	09/19/27	750,000	819,375
				1,731,383
GAS & WATER UTILITIES - 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,541,588
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,414,329
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	305,236
				3,261,153
HEALTH CARE FACILITIES & SERVICES - 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,635,791

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HOME & OFFICE PRODUCTS - 0.2%
Steelcase, Inc.	5.125%	01/18/29	$1,000,000	$1,165,614

HOME CONSTRUCTION - 0.2%
NVR, Inc.	3.950%	09/15/22	500,000	518,536
NVR, Inc.	3.000%	05/15/30	1,000,000	1,025,652
				1,544,188
INSTITUTIONAL FINANCIAL SERVICES - 1.8%
Bank of New York Mellon Corp. (The)	3.400%	05/15/24	650,000	703,497
Bank of New York Mellon Corp. (The), Perpetual Bond (c)	3.659%	12/29/49	1,000,000	999,783
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,767,616
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,609,130
Goldman Sachs Group, Inc. (c)	4.223%	05/01/29	1,000,000	1,117,823
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,651,032
Morgan Stanley (b)	3.125%	07/27/26	2,000,000	2,154,020
Morgan Stanley, Series GMTN (b)	2.699%	01/22/31	1,250,000	1,271,026
National Securities Clearing Corp. (a)	1.500%	04/23/25	1,000,000	1,009,843
State Street Corp.	7.350%	06/15/26	1,000,000	1,269,606
				13,553,376
INSURANCE - 3.8%
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,146,408
Athene Global Funding (a)	2.800%	05/26/23	1,500,000	1,564,691
Five Corners Funding Trust (a)	4.419%	11/15/23	1,000,000	1,096,817
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,343,597
Jackson National Life Global Funding (a) (b)	3.300%	06/11/21	1,250,000	1,257,037
Kemper Corp.	4.350%	02/15/25	1,250,000	1,358,880
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,102,065
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	1,500,000	1,462,475
Met Life Global Funding I (a)	1.950%	01/13/23	500,000	513,507
Met Life Global Funding I (a)	3.600%	01/11/24	1,750,000	1,887,033
New York Life Global Funding (a)	2.900%	01/17/24	3,000,000	3,188,801
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,055,455
Pacific Life Global Funding II (a)	1.200%	06/24/25	415,000	413,170
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,367,953
Prudential Financial, Inc.	1.500%	03/10/26	644,000	649,443

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 3.8% (Continued)
Prudential Financial, Inc. (3MO LIBOR + 417.5) (c)	5.875%	09/15/42	$750,000	$791,879
Prudential plc	3.125%	04/14/30	750,000	790,557
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,343,309
RLI Corp.	4.875%	09/15/23	1,000,000	1,088,444
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,271,660
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,324,578
Teachers Insurance & Annuity Association (a) (c)	4.375%	09/15/54	2,678,000	2,839,829
				28,857,588
INTERNET MEDIA & SERVICES - 0.1%
Alphabet, Inc. (b)	0.450%	08/15/25	890,000	874,744

LEISURE FACILITIES & SERVICES - 0.5%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,045,473
Marriott International, Inc.	3.600%	04/15/24	727,000	773,503
McDonald's Corp., Series MTN (b)	3.500%	07/01/27	1,000,000	1,099,129
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,046,707
				3,964,812
MACHINERY - 0.6%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	790,910
John Deere Capital Corp.	1.750%	03/09/27	250,000	252,331
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,338,594
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,770,719
				4,152,554
MEDICAL EQUIPMENT & DEVICES - 0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,332,142
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,252,568
				2,584,710
PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	1,029,645

PIPELINES - 0.3%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	1,050,470
ONEOK Partners, L.P.	4.900%	03/15/25	1,042,000	1,157,053
				2,207,523

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 1.9%
Agree Ltd. Partnership	2.900%	10/01/30	$650,000	$654,196
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,414,895
Camden Property Trust	2.800%	05/15/30	500,000	512,552
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,538,326
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,404,064
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,474,647
Federal Realty Investment Trust	1.250%	02/15/26	515,000	508,291
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,642,025
Lexington Realty Trust	2.700%	09/15/30	500,000	487,680
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,929,990
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,072,798
UDR, Inc.	1.900%	03/15/33	1,000,000	900,757
Vornado Realty, L.P.	3.500%	01/15/25	567,000	597,467
				14,137,688
RETAIL - CONSUMER STAPLES - 0.3%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,204,350
Target Corp. (b)	2.250%	04/15/25	1,000,000	1,047,331
				2,251,681
RETAIL - DISCRETIONARY - 0.6%
ERAC USA Finance, LLC (a)	2.700%	11/01/23	1,250,000	1,311,474
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,181,361
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	464,192
Macy's Retail Holdings, Inc.	9.500%	04/15/21	45,000	45,081
TJX Cos., Inc. (The)	3.500%	04/15/25	1,250,000	1,362,172
				4,364,280
SEMICONDUCTORS - 0.5%
Intel Corp.	3.400%	03/25/25	300,000	326,352
Intel Corp.	3.734%	12/08/47	1,361,000	1,461,720
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	523,531
NVIDIA Corp. (b)	2.850%	04/01/30	500,000	524,738
Texas Instruments, Inc. (b)	1.375%	03/12/25	1,000,000	1,017,081
				3,853,422
SOFTWARE - 0.5%
Microsoft Corp. (b)	2.525%	06/01/50	4,000,000	3,642,719

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SPECIALTY FINANCE - 1.4%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	$1,000,000	$1,021,582
American Express Credit Corp. (b)	3.000%	10/30/24	1,000,000	1,073,361
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	977,511
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,733,017
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	774,082
Fidelity National Financial, Inc.	3.400%	06/15/30	500,000	521,504
GATX Corp.	4.350%	02/15/24	300,000	328,476
Low Income Investment Fund	3.386%	07/01/26	115,000	121,844
USAA Capital Corp. (a)	1.500%	05/01/23	1,000,000	1,021,553
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,942,152
				10,515,082
STEEL - 0.4%
Nucor Corp.	4.125%	09/15/22	1,025,000	1,068,294
Nucor Corp.	2.000%	06/01/25	460,000	471,735
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,178,425
				2,718,454
TECHNOLOGY HARDWARE - 0.7%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,305,222
Apple, Inc. (b)	3.000%	06/20/27	1,000,000	1,081,729
Apple, Inc.	2.650%	05/11/50	1,000,000	906,103
Apple, Inc.	2.650%	02/08/51	1,000,000	910,811
Xerox Corp.	4.070%	03/17/22	750,000	762,353
				4,966,218
TECHNOLOGY SERVICES - 1.2%
Experian Financial plc (a)	2.750%	03/08/30	635,000	644,452
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,127,427
IBM Corp.	3.300%	05/15/26	1,000,000	1,088,807
Mastercard, Inc.	3.300%	03/26/27	197,000	216,432
Moody's Corp.	3.250%	05/20/50	500,000	483,756
RELX Capital, Inc. (b)	3.500%	03/16/23	1,500,000	1,580,037
S&P Global, Inc.	4.000%	06/15/25	1,163,000	1,290,098
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	963,560
Visa, Inc.	0.750%	08/15/27	1,770,000	1,698,273
				9,092,842
TELECOMMUNICATIONS - 0.8%
AT&T, Inc.	5.250%	03/01/37	500,000	602,081

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TELECOMMUNICATIONS - 0.8% (Continued)
AT&T, Inc. (b)	4.750%	05/15/46	$1,500,000	$1,714,378
Verizon Communications, Inc. (b)	3.875%	02/08/29	1,000,000	1,111,789
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	917,208
Verizon Communications, Inc. (a)	2.987%	10/30/56	1,799,000	1,582,302
				5,927,758
TRANSPORTATION & LOGISTICS - 1.3%
British Airways, Series 2013-1 (a)	4.625%	12/20/25	469,600	487,116
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,335,584
Canadian Pacific Railway	2.050%	03/05/30	1,750,000	1,689,422
Mexico City Airport Trust (a)	4.250%	10/31/26	497,000	528,063
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,213,951
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,407,791
Penske Truck Leasing (a) (b)	3.450%	07/01/24	1,250,000	1,346,742
TTX Co. (a)	4.600%	02/01/49	280,000	332,153
United Parcel Services, Inc. (b)	3.900%	04/01/25	1,500,000	1,659,491
				10,000,313
WHOLESALE - CONSUMER STAPLES - 0.3%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	395,013
Sysco Corp.	2.400%	02/15/30	1,750,000	1,736,407
				2,131,420

TOTAL CORPORATE BONDS (COST $261,001,764)				$274,427,199

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$980,000	$980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,650,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	950,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	400,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,397,200

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE NOTES - 0.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9% (Continued)
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	$650,000	$650,000
TOTAL CORPORATE NOTES (COST $7,010,000)				$7,007,200

FOREIGN GOVERNMENTS - 9.5%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 2.1%
Banco Nacional de Costa Rica (a)	5.875%	04/25/21	$325,000	$325,000
BNG Bank N.V. (a)	3.125%	11/08/21	1,500,000	1,526,580
BNG Bank N.V. (a)	1.500%	10/16/24	1,500,000	1,546,224
BNG Bank N.V. (a)	0.500%	11/24/25	2,000,000	1,956,356
KFW	2.000%	11/30/21	1,000,000	1,012,263
KFW	2.000%	09/29/22	1,500,000	1,540,141
Kommunalbanken A.S. (a)	2.125%	02/11/25	1,000,000	1,053,440
Kommunivest I Sverige AB (a)	1.875%	06/01/21	2,000,000	2,005,383
Kommunivest I Sverige AB (a)	0.375%	06/19/24	500,000	497,967
Municipality Finance plc (a)	1.375%	09/21/21	1,000,000	1,005,454
Nederlandse Waterschapsbank N.V. (a)	2.125%	11/15/21	1,500,000	1,517,538
Nederlandse Waterschapsbank N.V. (a)	3.125%	12/05/22	1,500,000	1,571,634
				15,557,980
SUPRANATIONAL - 7.4%
African Development Bank	3.000%	12/06/21	1,463,000	1,490,930
African Development Bank	0.750%	04/03/23	3,000,000	3,029,019
Asian Development Bank	1.875%	08/10/22	3,036,000	3,104,844
Asian Development Bank	2.125%	03/19/25	1,000,000	1,055,188
Asian Development Bank	3.125%	09/26/28	1,000,000	1,107,413
Central American Bank for Economic Development (a)	1.140%	02/09/26	1,200,000	1,190,460
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,507,189
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,294,886
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	206,030
European Investment Bank	2.500%	10/15/24	1,000,000	1,067,550
European Investment Bank (a)	2.875%	06/13/25	1,000,000	1,088,237

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 9.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 7.4% (Continued)
European Investment Bank	2.125%	04/13/26	$1,000,000	$1,054,252
European Investment Bank	2.375%	05/24/27	4,000,000	4,268,680
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,081,860
Inter-American Development Bank	0.875%	04/03/25	3,000,000	3,015,873
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,881,512
International Bank for Reconstruction & Development	0.250%	11/24/23	7,000,000	6,980,540
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	527,992
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	995,786
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,098,488
International Development Association (a)	2.750%	04/24/23	5,000,000	5,253,800
International Development Association (a)	0.375%	09/23/25	2,000,000	1,946,600
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	2,055,411
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,508,117
International Finance Corp.	2.125%	04/07/26	3,000,000	3,158,340
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,010,151
				55,979,148

TOTAL FOREIGN GOVERNMENTS (COST $69,752,267)				$71,537,128

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3	3.391%	05/17/45	$813,792	$826,721
Commercial Mortgage Pass-Through Certificates, Class A-3	2.853%	10/17/45	993,930	1,019,219
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,841,634)				$1,845,940

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.3%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.7%
DFC	0.000%	06/21/23	$1,000,000	$1,083,180
DFC (c)	0.130%	09/15/26	916,667	916,667
DFC	3.280%	09/15/29	929,418	1,042,665
DFC	3.540%	06/15/30	544,128	615,441
DFC	3.520%	09/20/32	821,429	915,370
DFC	3.820%	06/01/33	854,795	972,663
				5,545,986
FEDERAL HOME LOAN BANK - 5.2%
FHLB	3.250%	11/16/28	12,500,000	14,060,890
FHLB	5.500%	07/15/36	17,120,000	24,676,254
				38,737,144
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.3%
FHLMC	5.000%	12/01/21	5,887	6,177
FHLMC	5.500%	04/01/22	1,936	1,949
FHLMC	4.000%	11/01/24	114,755	122,154
FHLMC	0.375%	09/23/25	6,000,000	5,886,620
FHLMC	4.000%	10/01/25	58,192	61,965
FHLMC	2.875%	04/25/26	3,000,000	3,219,949
FHLMC	6.000%	04/01/27	70,943	79,695
FHLMC	2.500%	10/01/27	399,558	417,338
FHLMC	2.738%	04/25/29	2,382,927	2,542,879
FHLMC (c)	2.412%	08/25/29	3,670,000	3,824,975
FHLMC	7.000%	02/01/30	16,751	16,811
FHLMC	7.500%	07/01/30	90,723	103,803
FHLMC	1.487%	11/25/30	2,500,000	2,408,227
FHLMC (c)	2.000%	01/25/31	3,000,000	3,023,610
FHLMC	7.000%	03/01/31	33,624	38,952
FHLMC	6.250%	07/15/32	1,550,000	2,233,495
FHLMC	3.000%	11/01/32	560,427	591,185
FHLMC	3.000%	11/01/32	769,081	811,295
FHLMC	5.500%	11/01/33	34,357	40,190
FHLMC (H15T5Y + 223.1) (c)	2.731%	05/01/34	14,251	14,291
FHLMC (H15T5Y + 223.1) (c)	2.731%	05/01/34	38,124	40,016
FHLMC	1.783%	06/25/34	2,084,061	1,916,542
FHLMC	5.000%	07/01/35	68,789	80,069
FHLMC	4.500%	10/01/35	112,464	125,369

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.3% (Continued)
FHLMC	5.500%	03/01/36	$31,447	$36,830
FHLMC	5.500%	06/01/36	42,316	49,555
FHLMC	6.000%	06/01/36	31,703	36,218
FHLMC	5.500%	12/01/36	36,308	42,568
FHLMC	6.000%	08/01/37	20,227	24,163
FHLMC	5.000%	03/01/38	185,084	215,431
FHLMC	4.500%	06/01/39	206,796	233,257
FHLMC	5.000%	06/01/39	285,856	332,761
FHLMC	4.500%	07/01/39	189,630	212,777
FHLMC	4.500%	11/01/39	176,440	197,978
FHLMC	4.500%	09/01/40	276,061	307,607
FHLMC	4.500%	05/01/41	537,512	598,833
FHLMC	4.500%	07/01/41	583,064	651,723
FHLMC	5.000%	09/01/41	256,736	298,787
FHLMC	3.500%	10/01/41	329,435	355,953
FHLMC	4.000%	10/01/41	318,897	351,516
FHLMC	3.500%	02/01/42	518,408	560,299
FHLMC	4.000%	02/01/42	147,236	161,567
FHLMC	3.500%	06/01/42	605,583	654,720
FHLMC	3.500%	06/01/42	633,372	684,983
FHLMC	3.500%	08/01/42	682,558	737,946
FHLMC	3.000%	11/01/42	1,274,104	1,355,220
FHLMC	3.000%	01/01/43	695,790	737,102
FHLMC	3.000%	05/01/43	1,002,264	1,066,089
FHLMC	3.500%	10/01/44	666,428	716,527
FHLMC	3.500%	11/01/44	593,073	637,446
FHLMC	3.500%	04/01/45	752,170	807,438
FHLMC	3.000%	05/01/46	1,288,253	1,356,273
FHLMC	3.000%	12/01/46	2,641,641	2,789,250
FHLMC	3.500%	03/01/48	3,034,603	3,273,163
FHLMC	3.500%	03/01/49	1,196,178	1,262,312
FHLMC	3.500%	07/01/49	2,016,497	2,127,226
FHLMC	3.000%	07/01/50	4,715,192	4,925,686
FHLMC	2.000%	08/01/50	4,429,608	4,421,438

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.3% (Continued)
FHLMC	2.500%	04/01/51	$10,000,000	$10,264,037
				70,092,235
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.3%
FNMA	5.500%	06/01/22	4,599	4,650
FNMA	2.890%	07/01/22	2,249,576	2,294,528
FNMA	2.000%	10/05/22	3,500,000	3,597,565
FNMA	2.190%	01/01/23	1,872,232	1,912,951
FNMA	2.670%	12/01/23	2,311,172	2,429,900
FNMA (c)	2.553%	07/25/24	2,975,129	3,130,420
FNMA	2.625%	09/06/24	5,750,000	6,179,012
FNMA	2.890%	12/01/24	4,000,000	4,167,267
FNMA	3.080%	12/01/24	2,214,070	2,380,633
FNMA	2.710%	01/01/25	4,500,000	4,646,676
FNMA	5.000%	04/01/25	41,468	45,823
FNMA	0.500%	06/17/25	10,000,000	9,900,219
FNMA	5.000%	07/01/25	32,103	35,493
FNMA	3.500%	10/01/25	60,465	64,500
FNMA	5.000%	10/01/25	45,913	50,765
FNMA	5.500%	11/01/25	13	14
FNMA	0.500%	11/07/25	4,500,000	4,429,579
FNMA	4.000%	03/01/26	254,521	271,602
FNMA	2.910%	04/01/26	3,000,000	3,186,560
FNMA	2.125%	04/24/26	2,000,000	2,114,460
FNMA (c)	2.254%	07/25/26	1,320,856	1,358,943
FNMA	8.500%	09/01/26	7,028	7,093
FNMA	2.500%	09/01/27	480,028	501,296
FNMA	2.746%	09/25/27	233,162	239,201
FNMA	0.750%	10/08/27	10,000,000	9,623,299
FNMA	2.500%	11/01/27	724,583	756,710
FNMA	2.500%	01/01/28	481,301	502,648
FNMA (c)	2.802%	01/25/28	4,469,046	4,781,763
FNMA (c)	2.945%	03/25/28	813,978	872,032
FNMA	3.430%	06/25/28	2,000,000	2,224,775
FNMA	0.875%	08/05/30	43,500,000	40,188,911

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.3% (Continued)
FNMA	6.625%	11/15/30	$6,750,000	$9,624,364
FNMA	1.561%	11/25/30	3,000,000	2,870,943
FNMA	1.383%	12/25/30	5,000,000	4,735,235
FNMA	2.000%	01/01/32	1,848,112	1,901,363
FNMA	3.000%	12/01/32	818,620	856,727
FNMA	6.000%	10/01/33	28,014	33,473
FNMA	5.500%	02/01/34	33,430	39,082
FNMA (H15T5Y + 211.7) (c)	3.309%	05/01/34	28,909	29,086
FNMA	6.000%	11/01/34	79,590	95,013
FNMA	5.500%	01/01/35	44,902	52,512
FNMA	2.500%	02/01/35	2,305,823	2,399,180
FNMA	5.000%	10/01/35	63,039	73,282
FNMA	5.500%	10/01/35	85,081	99,600
FNMA	6.000%	10/01/35	45,781	54,603
FNMA	5.500%	06/01/36	25,306	29,603
FNMA	6.000%	06/01/36	20,624	24,327
FNMA	5.500%	11/01/36	33,500	39,269
FNMA (12MO LIBOR + 156.5) (c)	3.420%	05/01/37	26,394	26,273
FNMA	5.625%	07/15/37	2,750,000	4,039,790
FNMA	4.500%	09/01/40	170,787	190,186
FNMA	4.500%	10/01/40	173,908	193,492
FNMA	4.000%	12/01/40	438,545	481,054
FNMA	4.000%	01/01/41	304,930	335,517
FNMA	3.500%	02/01/41	440,391	475,567
FNMA	4.000%	10/01/41	251,315	275,638
FNMA	4.000%	11/01/41	262,953	289,282
FNMA	4.000%	12/01/41	332,437	365,748
FNMA	4.000%	12/01/41	591,811	648,968
FNMA	4.000%	01/01/42	911,255	1,017,625
FNMA	3.500%	05/01/42	536,955	580,300
FNMA	3.000%	06/01/42	914,459	967,412
FNMA	3.000%	08/01/42	768,612	812,951
FNMA	3.000%	08/01/42	775,685	824,598
FNMA	3.500%	12/01/42	956,272	1,039,338
FNMA	3.000%	06/01/43	845,260	895,021

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.3% (Continued)
FNMA	4.000%	12/01/44	$1,187,659	$1,314,747
FNMA	3.500%	05/01/45	1,261,683	1,363,339
FNMA	3.000%	04/01/46	1,154,599	1,212,818
FNMA	3.500%	11/01/46	1,870,316	2,007,094
FNMA	4.000%	10/01/48	1,281,616	1,374,692
FNMA	4.000%	11/01/48	2,296,247	2,560,315
FNMA	3.500%	05/01/49	1,103,200	1,164,458
FNMA	4.000%	06/01/49	1,718,989	1,843,079
FNMA	3.500%	08/01/49	3,974,687	4,195,451
FNMA	3.000%	09/01/49	2,014,619	2,097,955
FNMA	3.000%	09/01/49	2,035,488	2,122,661
FNMA	3.000%	06/01/50	3,737,360	3,893,465
FNMA	2.500%	07/01/50	4,898,228	5,027,559
FNMA	2.500%	08/01/50	3,413,799	3,503,936
FNMA	3.000%	08/01/50	6,567,592	6,845,945
FNMA	2.000%	11/01/50	6,832,706	6,817,290
FNMA	2.000%	01/01/51	11,875,519	11,848,844
FNMA	2.000%	02/01/51	6,955,446	6,939,740
FNMA	2.500%	04/01/51	6,000,000	6,158,422
				220,607,520
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (e)
GNMA	7.000%	12/20/30	12,322	14,324
GNMA	7.000%	10/20/31	8,963	10,613
GNMA	7.000%	03/20/32	37,944	45,453
GNMA (c)	3.000%	01/20/34	29,573	30,920
GNMA	5.500%	10/20/38	5,428	5,931
GNMA	6.500%	11/20/38	5,198	5,937
				113,178
SMALL BUSINESS ADMINISTRATION - 0.0% (e)
SBA (Prime - 2.65) (c)	0.600%	02/25/32	117,975	116,951

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.7%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,555,899
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,521,929

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.7% (Continued)
Ukraine Government AID Bond	1.471%	09/29/21	$2,000,000	$2,010,196
				5,088,024
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.1%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,007,670

TOTAL U.S. GOVERNMENT AGENCIES (COST $334,195,519)				$341,308,708

ASSET BACKED SECURITIES - 1.7%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$403,159	$448,514
Domino's Pizza Master Issuer, LLC (a)	3.082%	07/25/47	1,451,250	1,453,557
Mastercard Credit Trust (a) (c)	1.990%	09/21/24	4,000,000	4,123,427
SBA Tower Trust (a)	3.448%	03/15/48	1,250,000	1,316,247
SBA Tower Trust (a)	2.836%	01/15/50	282,000	294,405
SolarCity LMC, Series I, LLC (a)	4.800%	12/20/26	411,872	439,387
SolarCity LMC, Series IV, LLC (a)	4.180%	08/21/45	196,517	207,887
Spruce ABS Trust (a) (d)	4.320%	06/15/28	22,560	22,743
Textainer Marine Containers VII (a)	1.680%	02/20/46	1,490,000	1,448,936
TIF Funding II, LLC (a)	1.650%	02/20/46	493,542	475,207
Triton Container Finance (a) (c)	1.860%	03/20/46	1,750,000	1,706,956
Wendy's Funding, LLC (a)	3.783%	06/15/49	718,125	757,513
TOTAL ASSET BACKED SECURITIES (COST $12,653,992)				$12,694,779

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

MONEY MARKET FUNDS - 4.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (f) (COST $33,724,848)	33,724,848	$33,724,848

COLLATERAL FOR SECURITIES LOANED - 3.5%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (f) (g) (COST $26,209,043)	26,209,043	$26,209,043

INVESTMENT COMPANIES - 0.5%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,642,549

TOTAL INVESTMENTS - (COST $760,351,801) - 103.9%		$782,402,262

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9%)		(29,396,183)

NET ASSETS - 100.0%		$753,006,079

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2021, these securities were valued at $88,958,616 or 11.8% of net assets.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2021 was $25,683,939.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$980,000	$980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,650,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	950,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	400,000	400,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,397,200	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	650,000	650,000	0.1%
Spruce ABS Trust, 4.320%, 06/15/28	06/17/16	22,558	22,743	0.0	%(e)
		$7,032,558	$7,029,943	0.9%

(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of March 31, 2021.
(g)	The security was purchased with cash collateral held from securities on loan.

GTMN – Global Medium-Term Note

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR - London Interbank Offered Rate

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis International Index Fund
March 31, 2021 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Fair Value
AUSTRALIA - 4.2%
Australia & New Zealand Banking Group Ltd.	40,646	$870,037
Brambles Ltd.	40,548	325,862
Coles Group Ltd.	13,802	167,847
Commonwealth Bank of Australia	18,009	1,177,801
CSL Ltd.	3,640	731,733
CSL Ltd. - ADR	7,282	737,302
Dexus	119,299	883,528
Fortescue Metals Group Ltd.	43,722	663,884
Goodman Group	44,189	608,207
GPT Group (The)	53,628	187,382
Macquarie Group Ltd.	2,144	248,893
Macquarie Group Ltd. - ADR	2,747	320,905
National Australia Bank Ltd.	36,653	723,872
Origin Energy Ltd.	117,789	419,621
REA Group Ltd.	2,913	313,626
Scentre Group	175,279	375,455
SEEK Ltd. (a)	32,750	709,231
Sydney Airport (a)	57,629	270,964
Transurban Group	68,739	695,483
Vicinity Centres	245,277	308,343
Wesfarmers Ltd.	24,534	981,546
Woodside Petroleum Ltd.	88,567	1,614,590
Woolworths Group Ltd.	28,598	887,809
Worley Ltd.	26,610	212,031
		14,435,952
AUSTRIA - 0.2%
Raiffeisen Bank International AG	7,739	169,932
Verbund AG	8,891	646,239
		816,171
BELGIUM - 0.2%
KBC Group N.V.	5,709	414,956
Umicore S.A.	6,207	329,124
		744,080
BERMUDA - 0.3%
China Gas Holdings Ltd.	64,200	263,030

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
BERMUDA - 0.3% (Continued)
Credicorp Ltd. (b)	6,296	$859,845
		1,122,875
BRAZIL - 1.3%
Banco Bradesco S.A. - ADR	178,855	840,618
Banco do Brasil S.A. - ADR	54,197	293,206
Banco Santander Brasil S.A. - ADR (b)	119,591	843,116
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	39,723	291,170
Companhia Brasileira de Distribuicao - ADR	17,197	100,086
Gerdau S.A. - ADR	79,331	423,627
Natura & Co. Holding S.A. - ADR (a)	18,044	306,568
Sendas Distribuidora S.A. - ADR (a)	17,197	223,561
Suzano S.A. - ADR (a)	45,940	561,387
Telefónica Brasil S.A. - ADR	51,502	405,321
TIM S.A. - ADR	14,714	167,004
		4,455,664
CANADA - 6.7%
Bank of Montreal	12,001	1,069,529
Bank of Nova Scotia (The)	14,814	926,616
Canadian Imperial Bank of Commerce	13,450	1,316,352
Canadian National Railway Co.	15,841	1,837,239
Canadian Pacific Railway Ltd.	3,750	1,422,338
CGI, Inc. (a)	8,100	674,082
Franco-Nevada Corp.	16,739	2,097,229
Gildan Activewear, Inc. (a)	18,362	562,979
Kinross Gold Corp.	43,918	292,933
Manulife Financial Corp.	75,463	1,622,454
Methanex Corp.	15,712	578,202
Open Text Corp.	11,725	559,400
Restaurant Brands International, Inc.	11,589	753,285
Ritchie Bros. Auctioneers, Inc.	9,384	549,433
Royal Bank of Canada	32,068	2,956,990
Shaw Communications, Inc. - Class B	25,631	672,045
Sun Life Financial, Inc.	11,714	592,143
Teck Resources Ltd. - Class B	44,613	855,677
Thomson Reuters Corp.	20,428	1,788,880
Toronto-Dominion Bank (The)	24,696	1,610,426

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
CANADA - 6.7% (Continued)
Wheaton Precious Metals Corp.	14,533	$555,306
		23,293,538
CAYMAN ISLANDS - 8.8%
51job, Inc. - ADR (a)	2,904	181,790
Alibaba Group Holdings Ltd. - ADR (a)	29,023	6,580,385
Autohome, Inc. - ADR (b)	2,433	226,926
Baidu, Inc. - ADR (a)	5,628	1,224,371
BeiGene Ltd. - ADR (a)	1,977	688,154
China Literature Ltd. (a)	47,000	465,229
ENN Energy Holdings Ltd.	40,000	641,633
GDS Holdings Ltd. - ADR (a) (b)	4,644	376,582
Genscript Biotech Corp. (a)	190,000	334,349
HUYA, Inc. - ADR (a) (b)	7,824	152,412
JD.com, Inc. - ADR (a) (b)	15,448	1,302,730
JOYY, Inc. - ADR (b)	3,526	330,492
Kingdee International Software Group Co. Ltd.	100,000	310,011
Lee & Man Paper Manufacturing Ltd.	287,000	263,966
Logan Group Co. Ltd.	182,000	306,693
Momo, Inc. - ADR	20,848	307,300
NetEase, Inc. - ADR (b)	10,792	1,114,382
New Oriental Education & Technology Group, Inc. - ADR (a)	114,652	1,605,128
Noah Holdings Ltd. - ADR (a)	6,771	300,632
Shenzhou International Group Holdings Ltd.	48,000	994,712
Sunny Optical Technology Group Co. Ltd.	25,000	569,855
TAL Education Group - ADR (a)	21,085	1,135,427
Tencent Holdings Ltd. - ADR (b)	87,007	6,943,159
Tencent Music Entertainment Group - ADR (a)	20,209	414,082
Trip.com Group Ltd. - ADR (a)	14,521	575,467
Vipshop Holdings Ltd. - ADR (a) (b)	15,804	471,908
Weibo Corp. - ADR (a)	6,782	342,220
WuXi Biologics Cayman, Inc. (a)	108,000	1,352,447
Zai Lab Ltd. (a)	2,031	270,996
ZTO Express Cayman, Inc. - ADR	19,738	575,363
		30,358,801
CHILE - 0.3%
Embotelladora Andina S.A. - Class B - ADR	5,550	87,136

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
CHILE - 0.3% (Continued)
Enel Americas S.A. - ADR (b)	53,811	$456,317
Sociedad Quimica y Minera de Chile S.A. - ADR	11,292	599,266
		1,142,719
CHINA - 3.2%
Agricultural Bank of China Ltd. - H Shares	1,300,000	520,073
ANTA Sports Products Ltd.	56,000	913,414
Bilibili, Inc. - ADR (a) (b)	5,148	551,145
China Life Insurance Co. Ltd. - H Shares	99,000	204,523
China Merchants Bank Co. Ltd. - H Shares	82,820	632,290
China Minsheng Banking Corp. Ltd. - H Shares	1,348,500	782,326
China Pacific Insurance Group Co. Ltd. - H Shares	84,600	333,550
China Vanke Co. Ltd. - H Shares	149,574	585,874
Guangshen Railway Co. Ltd. - ADR	8,098	80,089
Haier Smart Home Co. Ltd. - H Shares (a)	241,230	965,055
Industrial & Commercial Bank of China Ltd. - H Shares	508,000	364,635
iQIYI, Inc. - ADR (a) (b)	7,795	129,553
Jiangsu Expressway Co. Ltd. - H Shares	272,000	338,692
Ping An Insurance Group Co. of China Ltd. - ADR	42,425	1,020,321
Ping An Insurance Group Co. of China Ltd. - H Shares	75,318	896,676
Sinopharm Group Co. Ltd. - H Shares	376,000	910,265
TravelSky Technology Ltd. - H Shares	116,000	271,277
Weichai Power Co. Ltd. - H Shares	111,000	274,148
Yum China Holdings, Inc.	24,828	1,470,066
		11,243,972
COLOMBIA - 0.2%
Bancolombia S.A. - ADR	24,053	769,455

DENMARK - 1.6%
Coloplast A/S - Series B	3,561	535,431
DSV Panalpina A/S	4,551	892,845
Genmab A/S (a)	932	306,629
Novo Nordisk A/S - ADR (b)	30,237	2,038,579
Orsted A/S	4,053	654,580
Pandora A/S (a)	2,532	271,264
Vestas Wind Systems A/S	4,203	862,670
		5,561,998

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
FINLAND - 0.4%
Neste OYJ	9,891	$524,814
Nokia Corp. - ADR (a)	74,531	295,143
UPM-Kymmene OYJ	14,351	515,324
		1,335,281
FRANCE - 6.5%
Accor S.A. (a)	7,593	286,273
Air Liquide S.A.	8,862	1,447,218
Air Liquide S.A. - ADR	2	65
AXA S.A.	56,647	1,519,773
AXA S.A. - ADR	16,705	452,037
Capgemini SE	2,481	422,032
Capgemini SE - ADR	6,425	218,900
Cie de Saint-Gobain (a)	10,059	593,398
Cie Generale des Etablissements Michelin SCA - ADR	18,110	542,757
Cie Generale des Etablissements Michelin SCA	1,074	160,722
CNP Assurances	24,456	464,750
Covivio	5,514	471,890
Danone S.A.	5,973	409,637
Danone S.A. - ADR	29,620	407,275
Dassault Systemes SE	3,059	654,117
Dassault Systemes SE - ADR	745	159,773
Edenred	10,192	532,183
EssilorLuxottica S.A.	4,430	721,108
Faurecia SE (a)	3,770	200,787
Gecina S.A.	2,427	334,033
Groupe Bruxelles Lambert S.A.	6,989	723,153
Henkel AG & Co. KGaA	1,277	126,428
Hermes International	830	918,546
Kering S.A.	1,378	950,868
Klepierre S.A.	13,620	317,507
Legrand S.A.	10,029	932,591
L'Oreal S.A.	1,380	528,703
L'Oreal S.A. - ADR	21,745	1,666,537
Orange S.A.	14,823	182,551
Publicis Groupe S.A.	8,339	508,747
Renault S.A. (a)	6,593	285,439

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
FRANCE - 6.5% (Continued)
Sartorius Sedim Biotech	1,319	$543,063
Schneider Electric SE	9,145	1,396,408
Solvay S.A.	2,892	360,059
Teleperformance	1,454	529,781
TUI AG (a)	48,894	247,049
Unibail-Rodamco-Westfield (a)	3,126	250,446
Unibail-Rodamco-Westfield - CDI (a)	45,646	185,497
Valeo S.A.	9,422	319,995
Vivendi S.A.	17,630	578,710
Vivendi S.A. - ADR	5,023	165,106
Wendel SE	2,330	289,270
Worldline S.A. (a)	7,655	641,118
		22,646,300
GERMANY - 4.8%
adidas AG (a)	1,323	412,875
adidas AG - ADR (a)	2,402	377,138
Allianz SE - ADR	76,050	1,945,359
Allianz SE	880	223,920
BASF SE	2,739	227,469
Bayerische Moteren Werke AG - ADR	2	69
Continental AG	4,866	642,905
Covestro AG	7,156	481,038
Daimler AG	18,669	1,663,576
Deutsche Boerse AG	3,878	644,212
Deutsche Post AG - ADR	14,832	813,980
Deutsche Post AG	10,161	556,532
Deutsche Telekom AG	25,629	515,885
Deutsche Telekom AG - ADR	30,009	607,382
Deutsche Wohnen SE	532	24,810
Fraport AG Frankfurt Airport Services Worldwide	10,208	620,498
Infineon Technologies AG	8,718	369,519
Infineon Technologies AG - ADR	12,109	515,722
Merck KGaA	2,316	395,865
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	550,136
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	582,379
Siemens AG	14,082	2,311,231

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
GERMANY - 4.8% (Continued)
Siemens Energy AG (a)	7,041	$252,667
Symrise AG	4,190	507,909
Vonovia SE	21,049	1,374,478
		16,617,554
HONG KONG - 2.9%
AAC Technologies Holdings, Inc.	77,923	392,426
AIA Group Ltd.	57,569	698,330
AIA Group Ltd. - ADR	36,278	1,780,887
BYD Electronic International Co. Ltd.	21,500	125,561
China Conch Venture Holdings Ltd.	149,591	703,321
China Evergrande Group	85,000	161,823
Geely Automobile Holdings Ltd.	90,000	228,997
Hong Kong Exchanges & Clearing Ltd.	26,978	1,587,327
Lenovo Group Ltd.	770,000	1,095,485
Link REIT	95,500	869,755
Sino Land Co. Ltd.	168,000	233,828
Sun Art Retail Group Ltd.	161,000	131,718
Swire Properties Ltd.	206,350	638,381
Techtronic Industries Co. Ltd.	24,500	419,159
Wharf Holdings Ltd. (The)	166,000	439,882
Zhongsheng Group Holdings Ltd. (a)	70,000	493,445
		10,000,325
HUNGARY - 0.0% (c)
MOL Hungarian Oil & Gas plc - ADR (a)	6,368	25,472

INDIA - 2.9%
Dr. Reddy's Laboratories Ltd. - ADR	14,524	891,628
HDFC Bank Ltd. - ADR (a)	30,589	2,376,459
ICICI Bank Ltd. - ADR (a)	144,722	2,319,894
Infosys Ltd. - ADR (b)	131,713	2,465,667
Vedanta Ltd. - ADR	55,906	702,739
Wipro Ltd. - ADR	206,072	1,306,497
		10,062,884
INDONESIA - 0.6%
Bank Mandiri Persero Tbk PT - ADR	87,101	736,874

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
INDONESIA - 0.6% (Continued)
Telekomunikasi Indonesia Persero Tbk PT - ADR	50,040	$1,182,946
		1,919,820
IRELAND - 0.4%
CRH plc - ADR	14,500	681,210
Kingspan Group plc	2,144	181,725
Smurfit Kappa Group plc	10,442	491,618
		1,354,553
ISRAEL - 0.5%
Check Point Software Technologies Ltd. (a)	4,857	543,838
CyberArk Software Ltd. (a)	2,299	297,353
ICL Group Ltd.	39,641	230,314
Nice Ltd. - ADR (a) (b)	2,630	573,261
		1,644,766
ITALY - 1.2%
Assicurazioni Generali S.p.A.	41,464	829,280
Enel S.p.A.	148,245	1,476,020
Intesa Sanpaolo S.p.A. (a)	199,542	540,494
Mediobanca Banca di Credito Finanziario S.p.A. (a)	29,677	328,987
Moncler S.p.A. (a)	7,061	404,538
Telecom Italia S.p.A.	326,619	176,596
Terna Rete Elettrica Nazionale S.p.A.	10,136	76,501
UniCredit S.p.A.	37,450	395,706
		4,228,122
JAPAN - 15.4%
Advantest Corp.	4,800	419,619
Aeon Co. Ltd.	14,100	420,088
AGC, Inc.	10,000	418,138
Alfresa Holdings Corp.	8,500	163,738
Asahi Kasei Corp.	50,000	575,504
Astellas Pharma, Inc.	35,100	539,517
Azbil Corp.	7,700	331,354
Bridgestone Corp.	28,756	1,162,144
Brothers Industries Ltd.	13,702	303,048
Canon, Inc.	34,400	777,448
Chugai Pharmaceutical Co. Ltd.	14,700	595,944
Coca-Cola Bottlers Japan Holdings, Inc.	9,400	163,756

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 15.4% (Continued)
Dai Nippon Printing Co. Ltd.	61,618	$1,290,467
Dai-ichi Life Holdings, Inc.	16,346	280,776
Daiichi Sankyo Co. Ltd.	23,430	682,402
Daiichi Sankyo Co. Ltd. - ADR	5,703	167,697
Daiwa House Industry Co. Ltd.	17,000	497,584
Denso Corp.	10,000	663,512
East Japan Railway Co. - ADR	5,418	64,420
East Japan Railway Co.	6,029	426,820
FANUC Corp. - ADR	14,250	343,532
FANUC Corp.	1,200	283,774
Fast Retailing Co. Ltd.	1,000	795,907
FUJIFILM Holdings Corp.	1,500	89,015
FUJIFILM Holdings Corp. - ADR	8,601	513,480
Fujitsu Ltd.	1,044	150,855
Honda Motor Co. Ltd	17,400	521,549
Honda Motor Co. Ltd. - ADR	1,011	30,532
Hoya Corp. - ADR	1,273	151,551
Hoya Corp.	6,861	805,817
Kao Corp.	14,000	924,618
KDDI Corp. - ADR	43,814	678,679
Keyence Corp.	5,000	2,269,956
Kubota Corp.	24,000	546,090
Kubota Corp. - ADR	5,277	606,433
Kyocera Corp.	8,900	564,644
Lixil Corp.	15,100	419,335
M3, Inc.	11,200	765,790
Marubeni Corp.	91,000	756,738
Marui Group Co. Ltd.	9,500	178,368
Mitsubishi Corp.	30,400	859,323
Mitsubishi Estate Co. Ltd.	8,000	139,620
Mitsubishi UFJ Financial Group, Inc.	117,760	629,271
Mitsubishi UFJ Financial Group, Inc. - ADR	10,860	58,427
Mitsui & Co. Ltd.	27,090	563,187
Mitsui & Co. Ltd. - ADR	1,204	507,474
Mitsui OSK Lines Ltd.	16,000	559,926
Mizuho Financial Group, Inc.	60,120	868,173

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 15.4% (Continued)
Murata Manufacturing Co. Ltd.	12,900	$1,030,099
Murata Manufacturing Co. Ltd. - ADR	916	18,466
Nexon Co. Ltd.	10,300	333,941
Nidec Corp. - ADR	34,780	1,064,964
Nikon Corp.	13,000	121,513
Nintendo Co. Ltd.	300	167,463
Nintendo Co. Ltd. - ADR (b)	14,840	1,050,672
Nippon Prologis REIT, Inc.	166	532,950
Nippon Telegraph & Telephone Corp.	12,900	331,095
Nomura Holdings, Inc.	65,900	346,018
Nomura Real Estate Master Fund, Inc.	222	333,614
Nomura Research Institute Ltd.	10,200	315,500
Omron Corp.	7,900	616,424
Oriental Land Co. Ltd.	2,960	444,418
Pan Pacific International Holdings Corp.	9,295	219,177
Recruit Holdings Co. Ltd.	20,650	1,007,240
Ricoh Co. Ltd.	36,000	365,433
Secom Co. Ltd.	2,880	242,226
Seibu Holdings, Inc. (a)	40,300	444,021
Sekisui House Ltd.	8,000	171,518
Sekisui House Ltd. - ADR (b)	21,690	469,914
Seven & i Holdings Co. Ltd.	17,400	701,318
Shimadzu Corp.	17,000	614,880
Shimano, Inc.	2,084	496,397
Shin-Etsu Chemical Co. Ltd.	6,100	1,025,215
Shiseido Co. Ltd.	2,100	140,760
Shiseido Co. Ltd. - ADR (b)	7,565	511,999
SMC Corp.	678	393,774
SoftBank Group Corp.	14,400	1,213,341
SoftBank Group Corp. - ADR (b)	12,750	542,640
Sony Group Corp. - ADR	23,139	2,452,965
Sumitomo Corp.	23,254	331,183
Sumitomo Metal Mining Co. Ltd.	8,000	345,275
Sumitomo Mitsui Trust Holdings, Inc.	11,000	383,359
Suzuken Co. Ltd.	7,100	277,321
Sysmex Corp.	1,700	183,082

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
JAPAN - 15.4% (Continued)
Takeda Pharmaceutical Co. Ltd.	14,800	$532,634
TDK Corp.	3,800	526,095
Terumo Corp.	10,972	396,256
Tokyo Electron Ltd.	1,900	802,870
Tokyo Electron Ltd. - ADR	1,464	159,942
Toppan Printing Co. Ltd.	62,000	1,047,061
Toray Industries, Inc.	50,000	321,731
TOTO Ltd.	4,000	245,645
Toyota Motor Corp. - ADR	11,838	1,847,438
Unicharm Corp.	7,700	323,009
USS Co. Ltd.	15,320	299,402
Wacoal Holdings Corp. - ADR	1,316	145,089
Welcia Holdings Co. Ltd.	8,094	277,770
Yamaha Corp.	3,877	210,431
Yamaha Motor Co. Ltd.	29,800	729,599
Yaskawa Electric Corp.	6,600	328,423
Yokogawa Electric Corp.	19,600	360,744
Z Holdings Corp.	36,079	179,403
		53,499,757
JERSEY - 0.7%
Experian plc - ADR (b)	11,145	384,168
Ferguson plc	508	60,700
Ferguson plc - ADR (b)	5,680	682,338
Glencore plc (a)	248,450	973,518
WPP plc	34,966	443,733
		2,544,457
LUXEMBOURG - 0.6%
ArcelorMittal S.A. - ADR (a) (b)	21,319	621,875
Aroundtown S.A.	56,076	399,040
Tenaris S.A.	35,185	396,481
Tenaris S.A. - ADR	26,739	606,708
		2,024,104
MEXICO - 0.9%
Coca-Cola Femsa S.A.B. de C.V. - ADR	8,455	390,621
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,658	953,527
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (a)	2,661	279,911

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
MEXICO - 0.9% (Continued)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (a)	2,464	$438,074
Grupo Televisa S.A.B. - ADR (a)	39,194	347,259
Wal-Mart de Mexico S.A.B. de C.V. - ADR	26,577	840,365
		3,249,757
NETHERLANDS - 3.2%
Adyen N.V. (a)	349	778,806
Akzo Nobel N.V. - ADR	9,200	344,540
ASML Holding N.V. - ADR	6,611	4,081,367
ING Groep N.V.	12,870	157,397
ING Groep N.V. - ADR	40,673	497,431
Koninklijke Ahold Delhaize N.V.	5,491	152,885
Koninklijke Ahold Delhaize N.V. - ADR	24,466	682,846
Koninklijke DSM N.V.	4,332	732,834
Koninklijke Philips N.V. (a)	16,004	912,708
Prosus N.V. (a)	5,540	615,700
Prosus N.V. - ADR	4,090	90,921
QIAGEN N.V. (a)	7,847	382,071
Stellantis N.V.	42,053	743,446
STMicroelectronics N.V. - ADR (b)	14,434	553,255
Wolters Kluwer N.V.	5,108	443,851
		11,170,058
NORWAY - 1.2%
Equinor ASA - ADR	158,981	3,093,770
Mowi ASA	10,838	268,870
Norsk Hydro ASA	112,833	722,349
		4,084,989
PAPUA NEW GUINEA - 0.2%
Oil Search Ltd.	189,182	589,173

PHILIPPINES - 0.2%
PLDT, Inc. - ADR	20,806	544,285

PORTUGAL - 0.4%
EDP - Energias de Portugal S.A.	50,604	288,912
Galp Energia SGPS S.A.	95,484	1,110,435
		1,399,347

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
RUSSIA - 0.2%
Mobile TeleSystems PJSC - ADR	86,910	$724,829

SINGAPORE - 1.0%
BOC Aviation Ltd.	49,200	476,563
CapitaLand Integrated Commercial Trust	359,120	579,342
CapitaLand Ltd.	183,000	511,534
City Developments Ltd. (a)	64,000	379,681
DBS Group Holdings Ltd. - ADR	11,392	984,611
Keppel REIT	737	668
Venture Corp. Ltd.	30,000	447,392
		3,379,791
SOUTH AFRICA - 1.3%
FirstRand Ltd.	201,574	704,815
Gold Fields Ltd. - ADR	10,896	103,403
Impala Platinum Holdings Ltd. - ADR (b)	34,408	646,010
Mr Price Group Ltd.	46,588	610,976
MultiChoice Group Ltd.	36,500	318,814
Naspers Ltd. - Class N - ADR	40,960	1,964,032
Standard Bank Group Ltd.	37,092	315,140
		4,663,190
SOUTH KOREA - 3.1%
KB Financial Group, Inc. - ADR (b)	40,933	2,023,318
Korea Electric Power Corp. - ADR (b)	70,644	724,808
KT Corp. - ADR (b)	64,555	803,064
LG Display Co. Ltd. - ADR (b)	32,327	322,947
POSCO - ADR	29,742	2,147,372
Shinhan Financial Group Co. Ltd. - ADR	51,274	1,719,730
SK Telecom Co. Ltd. - ADR (b)	70,837	1,928,892
Woori Financial Group, Inc. - ADR	39,921	1,081,859
		10,751,990
SPAIN - 2.0%
Aena SME S.A. (a)	1,340	217,259
Amadeus IT Group S.A. (a)	9,206	651,651
Cellnex Telecom S.A.	3,788	218,043
Iberdrola S.A.	45,814	589,996
Iberdrola S.A. - ADR	16,749	866,057

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
SPAIN - 2.0% (Continued)
Industria de Diseno Textil S.A.	35,166	$1,158,458
Naturgy Energy Group S.A.	12,657	310,119
Repsol S.A.	140,542	1,739,887
Repsol S.A. - ADR	6,104	75,812
Siemens Gamesa Renewable Energy S.A.	14,962	578,835
Telefónica S.A.	75,459	337,663
Telefónica S.A. - ADR	34,242	155,116
		6,898,896
SWEDEN - 2.1%
Assa Abloy AB - Class B	14,650	421,061
Atlas Copco AB - A Shares	8,922	543,101
Atlas Copco AB - Class A - ADR	10,074	615,723
Boliden AB	25,785	956,634
Essity AB - Series B (b)	12,219	386,030
Hennes & Mauritz AB - B Shares (a)	19,185	432,225
Hexagon AB - B Shares	8,347	769,987
Kinnevik AB - Class B (a)	17,337	842,922
Sandvik AB (a)	17,709	483,836
Sandvik AB - ADR (a)	13,048	357,502
Svenska Cellulosa AB S.C.A. - Class B	16,418	290,551
Svenska Handelsbanken AB - A Shares	31,804	345,461
Telefonaktiebolaget LM Ericsson - B Shares	60,032	794,303
		7,239,336
SWITZERLAND - 5.7%
ABB Ltd. - ADR	33,452	1,019,283
Adecco Group AG	3,938	265,189
Adecco Group AG - ADR	4,982	167,296
Barry Callebaut AG	265	598,959
Coca-Cola HBC AG	6,858	218,381
Credit Suisse Group AG	51,770	542,439
Credit Suisse Group AG - ADR (b)	11,870	125,822
Geberit AG	2,043	1,300,547
Givaudan S.A.	272	1,048,235
Groupe Bruxelles Lambert S.A.	2,460	253,989
LafargeHolcim Ltd.	8,532	501,426
Logitech International S.A. (b)	5,434	567,853

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
SWITZERLAND - 5.7% (Continued)
Lonza Group AG	1,788	$999,724
Lonza Group AG - ADR	1,070	59,588
Nestlé S.A. - ADR	36,016	4,016,144
Partners Group Holding AG	644	822,513
Roche Holding AG - ADR	82,968	3,365,182
Sika AG	852	243,418
Swatch Group AG (The)	828	238,226
Swiss Re AG	6,096	599,640
Swisscom AG	1,946	1,044,000
UBS Group AG	2	31
UBS Group AG	22,324	345,712
Zurich Insurance Group AG	492	210,015
Zurich Insurance Group AG - ADR	24,700	1,060,371
		19,613,983
TAIWAN - 4.9%
ASE Industrial Holding Co. Ltd. - ADR	126,937	977,415
AU Optronics Corp. - ADR (a)	157,981	1,184,857
Chunghwa Telecom Co. Ltd. - ADR	81,619	3,194,568
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	89,014	10,528,576
United Microelectronics Corp. - ADR	114,499	1,043,086
		16,928,502
TURKEY - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR (b)	127,033	593,244

UNITED KINGDOM - 7.5%
3i Group plc	68,813	1,094,190
Antofagasta plc	47,452	1,105,140
Ashtead Group plc	11,037	658,328
AstraZeneca plc - ADR (b)	42,278	2,102,062
Aviva plc	62,051	349,161
Berkeley Group Holdings plc (The)	7,006	428,610
British Land Co. plc (The)	62,287	433,261
BT Group plc (a)	130,919	279,369
Burberry Group plc (a)	13,434	351,577
Coca-Cola European Partners plc	9,316	485,923
Compass Group plc (a)	35,682	718,874

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.0% (Continued)	Shares	Fair Value
UNITED KINGDOM - 7.5% (Continued)
GlaxoSmithKline plc - ADR (b)	54,084	$1,930,258
Halma plc	17,839	583,789
HSBC Holdings plc - ADR	41,784	1,217,586
Informa plc (a)	99,047	764,326
InterContinental Hotels Group plc (a)	732	50,201
InterContinental Hotels Group plc - ADR (a)	4,765	328,308
ITV plc	307,997	510,123
Kingfisher plc (a)	106,863	468,887
Land Securities Group plc	22,749	216,379
Legal & General Group plc	210,040	808,102
Lloyds Banking Group plc (a)	437,921	256,741
Lloyds Banking Group plc - ADR (a)	2,891	6,707
London Stock Exchange Group plc	7,929	758,547
Mondi plc	17,385	443,354
National Grid plc - ADR	2,629	155,742
Ocado Group plc (a)	11,653	326,894
PEARSON plc	41,697	443,393
PEARSON plc - ADR	11,827	126,431
Prudential plc - ADR (b)	17,512	747,587
Reckitt Benckiser Group plc	3,212	287,713
Reckitt Benckiser Group plc - ADR	46,685	849,200
RELX plc	58,665	1,471,012
RELX plc - ADR	12,882	324,111
Rentokil Initial plc (a)	62,540	417,606
Sage Group plc (The)	33,781	285,362
Sage Group plc (The) - ADR	2,320	79,854
Segro plc	65,385	844,904
Tesco plc	36,317	114,568
Tesco plc - ADR	23,629	224,003
Unilever plc - ADR	36,649	2,046,114
Vodafone Group plc - ADR (b)	39,744	732,482
		25,826,779

TOTAL COMMON STOCKS (Cost $211,388,395)		$339,506,769

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

RIGHTS - 0.0% (c)	Shares	Fair Value
CHILE - 0.0% (c)
Sociedad Quimica y Minera de Chile S.A. (a) (Cost $2,108)	2,104	$6,522

CORPORATE NOTES - 0.8%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$290,000	$290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	870,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	480,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	120,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	499,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	400,000
TOTAL CORPORATE NOTES (Cost $2,950,000)				$2,949,000

MONEY MARKET FUNDS - 0.7%			Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (e) (Cost $2,350,968)			2,350,968	$2,350,968

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COLLATERAL FOR SECURITIES LOANED - 8.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (e) (f) (Cost $30,009,047)	30,009,047	$30,009,047

TOTAL INVESTMENTS - (Cost $246,700,518) - 108.2%		$374,822,306

LIABILITES IN EXESS OF OTHER ASSETS - (8.2%)		(28,442,180)

NET ASSETS - 100.0%		$346,380,126

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2021 was $29,465,474.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$290,000	$290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	870,000	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	480,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	120,000	120,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/20	06/12/20	500,000	499,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	400,000	400,000	0.1%
		$2,950,000	$2,949,000	0.8%

(e)	The rate shown is the 7-day effective yield as of March 31, 2021.
(f)	The security was purchased with cash collateral held from securities on loan.

ADR - American Depositary Receipt

CDI - CHESS Depositary Interest

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

March 31, 2021 (Unaudited)

Common Stocks & Rights by Sector/Industry	% of Net Assets
Communications - 11.3%
Advertising & Marketing	0.3%
Cable & Satellite	0.4%
Entertainment Content	0.9%
Internet Media & Services	4.4%
Publishing & Broadcasting	0.5%
Telecommunications	4.8%
Consumer Discretionary - 12.3%
Apparel & Textile Products	1.4%
Automotive	2.6%
Consumer Services	0.8%
E-Commerce Discretionary	2.6%
Home Construction	1.0%
Leisure Facilities & Services	1.2%
Leisure Products	0.4%
Retail - Discretionary	2.0%
Wholesale - Discretionary	0.3%
Consumer Staples - 6.6%
Beverages	0.7%
Food	1.6%
Household Products	2.3%
Retail - Consumer Staples	1.5%
Wholesale - Consumer Staples	0.5%
Energy - 2.9%
Oil & Gas Producers	2.5%
Renewable Energy	0.4%
Financials - 18.1%
Asset Management	1.3%
Banking	10.3%
Institutional Financial Services	1.2%
Insurance	5.1%
Specialty Finance	0.2%

Schedule of Portfolio Investments (Continued)

Common Stocks & Rights by Sector/Industry	% of Net Assets
Health Care - 7.5%
Biotech & Pharma	4.7%
Health Care Facilities & Services	1.1%
Medical Equipment & Devices	1.7%
Industrials - 10.2%
Commercial Support Services	1.9%
Diversified Industrials	0.8%
Electrical Equipment	1.6%
Engineering & Construction	0.1%
Industrial Support Services	0.7%
Machinery	2.2%
Transportation & Logistics	2.8%
Transportation Equipment	0.1%
Materials - 8.5%
Chemicals	2.5%
Construction Materials	0.7%
Containers & Packaging	0.4%
Forestry, Paper & Wood Products	0.5%
Metals & Mining	2.9%
Steel	1.5%
Real Estate - 3.8%
Real Estate Owners & Developers	1.5%
Real Estate Services	0.1%
REITs	2.2%
Technology - 14.6%
Semiconductors	5.6%
Software	1.0%
Technology Hardware	4.2%
Technology Services	3.8%
Utilities - 2.2%
Electric & Gas Marketing & Trading	0.3%
Electric Utilities	1.6%
Gas & Water Utilities	0.3%
98.0%

Schedule of Portfolio Investments
Praxis Value Index Fund
March 31, 2021 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
Omnicom Group, Inc.	10,229	$758,480

APPAREL & TEXTILE PRODUCTS - 0.7%
NIKE, Inc. - Class B	9,970	1,324,913
PVH Corp. (a)	3,270	345,639
VF Corp.	7,520	600,999
		2,271,551
ASSET MANAGEMENT - 0.8%
BlackRock, Inc.	762	574,517
Charles Schwab Corp. (The)	30,770	2,005,589
		2,580,106
AUTOMOTIVE - 0.4%
BorgWarner, Inc.	14,870	689,373
Ford Motor Co. (a)	65,763	805,597
		1,494,970
BANKING - 9.5%
Bank of America Corp.	169,070	6,541,318
Citigroup, Inc.	47,726	3,472,067
Citizens Financial Group, Inc.	10,900	481,235
Comerica, Inc.	9,200	660,008
Fifth Third Bancorp	19,490	729,900
Huntington Bancshares, Inc.	33,170	521,432
JPMorgan Chase & Co.	69,925	10,644,683
KeyCorp	21,488	429,330
M&T Bank Corp.	4,696	711,961
People's United Financial, Inc.	32,700	585,330
PNC Financial Services Group, Inc. (The)	11,631	2,040,194
Regions Financial Corp.	24,860	513,608
Truist Financial Corp.	32,700	1,907,064
U.S. Bancorp	44,707	2,472,744
Zions Bancorp., N.A.	9,670	531,463
		32,242,337
BEVERAGES - 2.2%
Coca-Cola Co. (The)	73,340	3,865,751
PepsiCo, Inc.	25,859	3,657,756
		7,523,507

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 5.7%
AbbVie, Inc.	11,026	$1,193,234
Alexion Pharmaceuticals, Inc. (a)	2,380	363,926
Amgen, Inc. (b)	7,744	1,926,785
Biogen, Inc. (a)	2,300	643,425
Bristol-Myers Squibb Co.	28,879	1,823,131
Eli Lilly & Co.	5,310	992,014
Gilead Sciences, Inc.	32,650	2,110,169
Johnson & Johnson	40,071	6,585,669
Merck & Co., Inc.	34,740	2,678,107
Viatris, Inc. (a)	39,840	556,565
Zoetis, Inc.	3,990	628,345
		19,501,370
CABLE & SATELLITE - 1.0%
Comcast Corp. - Class A	60,520	3,274,737

CHEMICALS - 4.1%
Air Products & Chemicals, Inc.	6,347	1,785,665
Celanese Corp.	4,040	605,232
Dow, Inc.	8,860	566,508
DuPont de Nemours, Inc.	6,988	540,033
Eastman Chemical Co.	3,900	429,468
Ecolab, Inc.	5,080	1,087,476
International Flavors & Fragrances, Inc.	8,432	1,177,192
Linde plc	11,936	3,343,751
LyondellBasell Industries N.V. - Class A	23,490	2,444,134
PPG Industries, Inc. (b)	8,830	1,326,796
Sherwin-Williams Co. (The) (b)	960	708,490
		14,014,745
COMMERCIAL SUPPORT SERVICES - 1.9%
Republic Services, Inc.	25,760	2,559,256
Robert Half International, Inc.	8,160	637,051
Waste Management, Inc.	25,070	3,234,532
		6,430,839
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,050	352,611

CONTAINERS & PACKAGING - 0.5%
Ball Corp.	5,768	488,780

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.5% (Continued)
International Paper Co.	12,160	$657,491
WestRock Co.	10,430	542,882
		1,689,153
DIVERSIFIED INDUSTRIALS - 1.1%
Dover Corp.	5,253	720,344
Emerson Electric Co.	5,624	507,397
Illinois Tool Works, Inc. (b)	11,135	2,466,625
		3,694,366
ELECTRIC UTILITIES - 3.8%
AES Corp. (The)	27,234	730,144
American Electric Power Co., Inc.	11,030	934,241
CMS Energy Corp.	6,220	380,788
Consolidated Edison, Inc.	16,641	1,244,747
DTE Energy Co.	4,170	555,194
Duke Energy Corp.	18,704	1,805,497
Edison International (b)	11,827	693,062
Eversource Energy	10,350	896,207
NextEra Energy, Inc.	32,340	2,445,227
Sempra Energy	8,983	1,190,966
Southern Co. (The)	25,121	1,561,521
Xcel Energy, Inc.	9,094	604,842
		13,042,436
ELECTRICAL EQUIPMENT - 3.2%
Carrier Global Corp.	9,550	403,201
Johnson Controls International plc	119,847	7,151,270
Keysight Technologies, Inc. (a)	4,270	612,318
Otis Worldwide Corp.	5,570	381,267
Rockwell Automation, Inc.	5,250	1,393,560
Roper Technologies, Inc.	2,520	1,016,417
		10,958,033
ENTERTAINMENT CONTENT - 3.1%
Activision Blizzard, Inc.	6,620	615,660
Discovery, Inc. (a) (b)	19,010	826,174
Electronic Arts, Inc.	2,910	393,927
Fox Corp. - Class A (b)	15,020	542,372
ViacomCBS, Inc. - Class B	14,746	665,045

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 3.1% (Continued)
Walt Disney Co. (The) (a)	40,279	$7,432,281
		10,475,459
FOOD - 2.0%
Campbell Soup Co. (b)	7,050	354,403
Conagra Brands, Inc. (b)	16,070	604,232
General Mills, Inc.	16,104	987,497
Hershey Co. (The) (b)	2,830	447,593
Hormel Foods Corp. (b)	8,250	394,185
Kellogg Co. (b)	6,820	431,706
Kraft Heinz Co. (The)	15,130	605,200
McCormick & Co., Inc.	4,900	436,884
Mondelez International, Inc. - Class A	34,022	1,991,308
Tyson Foods, Inc. - Class A	9,110	676,873
		6,929,881
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	4,630	694,129
NiSource, Inc.	29,770	717,755
		1,411,884
HEALTH CARE FACILITIES & SERVICES - 4.6%
AmerisourceBergen Corp.	8,740	1,031,932
Anthem, Inc.	6,020	2,160,879
Cardinal Health, Inc.	12,620	766,665
Centene Corp. (a)	10,170	649,965
Cigna Corp.	6,662	1,610,472
CVS Health Corp.	29,554	2,223,347
HCA Healthcare, Inc.	4,100	772,194
Humana, Inc.	1,420	595,335
IQVIA Holdings, Inc. (a)	2,920	563,969
Laboratory Corp. of America Holdings (a)	2,120	540,664
McKesson Corp.	5,714	1,114,458
UnitedHealth Group, Inc.	9,750	3,627,682
		15,657,562
HOUSEHOLD PRODUCTS - 1.7%
Church & Dwight Co., Inc.	6,650	580,878
Estée Lauder Cos., Inc. (The) - Class A	2,230	648,596
Kimberly-Clark Corp.	3,750	521,437

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 1.7% (Continued)
Procter & Gamble Co. (The)	30,256	$4,097,570
		5,848,481
INDUSTRIAL SUPPORT SERVICES - 0.1%
W.W. Grainger, Inc.	1,090	437,014

INSTITUTIONAL FINANCIAL SERVICES - 2.7%
Bank of New York Mellon Corp. (The)	25,784	1,219,325
CME Group, Inc.	9,190	1,876,874
Goldman Sachs Group, Inc. (The)	6,197	2,026,419
Intercontinental Exchange, Inc.	5,470	610,890
Morgan Stanley	29,931	2,324,441
Northern Trust Corp.	6,297	661,878
State Street Corp.	6,610	555,306
		9,275,133
INSURANCE - 5.2%
Aflac, Inc.	20,270	1,037,419
Allstate Corp. (The)	10,919	1,254,593
American International Group, Inc.	29,507	1,363,518
Arthur J. Gallagher & Co.	2,930	365,576
Assurant, Inc.	4,170	591,181
Berkley (W.R.) Corp.	11,170	841,660
Cincinnati Financial Corp. (b)	7,712	795,030
Globe Life, Inc.	6,860	662,882
Hartford Financial Services Group, Inc. (The)	23,910	1,596,949
Lincoln National Corp.	6,300	392,301
Loews Corp.	16,890	866,119
Marsh & McLennan Cos., Inc.	7,150	870,870
MetLife, Inc.	35,413	2,152,756
Principal Financial Group, Inc.	11,170	669,753
Progressive Corp. (The)	4,060	388,177
Prudential Financial, Inc.	23,410	2,132,651
Travelers Cos., Inc. (The)	11,383	1,712,003
		17,693,438
INTERNET MEDIA & SERVICES - 0.6%
Booking Holdings, Inc. (a)	660	1,537,694
Expedia Group, Inc. (a) (b)	3,040	523,245
		2,060,939

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
LEISURE FACILITIES & SERVICES - 2.4%
Carnival Corp.	28,663	$760,716
Darden Restaurants, Inc.	4,210	597,820
Hilton Worldwide Holdings, Inc. (a)	6,420	776,306
Live Nation Entertainment, Inc. (a)	6,190	523,984
Marriott International, Inc. - Class A (a)	8,550	1,266,341
McDonald's Corp.	9,980	2,236,917
Starbucks Corp.	13,490	1,474,052
Yum! Brands, Inc.	5,400	584,172
		8,220,308
LEISURE PRODUCTS - 0.2%
Hasbro, Inc.	6,490	623,819

MACHINERY - 1.1%
Deere & Co.	2,897	1,083,884
Ingersoll-Rand, Inc. (a)	10,810	531,960
Stanley Black & Decker, Inc.	5,070	1,012,327
Xylem, Inc.	10,290	1,082,302
		3,710,473
MEDICAL EQUIPMENT & DEVICES - 4.3%
Abbott Laboratories	20,890	2,503,458
Baxter International, Inc.	17,182	1,449,130
Becton, Dickinson and Co.	7,110	1,728,797
Boston Scientific Corp. (a)	38,100	1,472,565
Cooper Cos., Inc. (The)	1,170	449,385
Danaher Corp.	6,410	1,442,763
DENTSPLY SIRONA, Inc.	8,810	562,166
Edwards Lifesciences Corp. (a)	5,460	456,674
Illumina, Inc. (a)	2,520	967,831
Medtronic plc	11,300	1,334,869
Stryker Corp.	2,240	545,619
Teleflex, Inc.	1,370	569,180
Thermo Fisher Scientific, Inc.	1,954	891,767
Varian Medical Systems, Inc. (a)	1,980	349,529
		14,723,733
METALS & MINING - 0.3%
Newmont Corp.	15,870	956,485

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS - 2.9%
ConocoPhillips	73,767	$3,907,438
Hess Corp.	13,460	952,430
Marathon Oil Corp.	122,660	1,310,009
ONEOK, Inc. (b)	17,125	867,552
Valero Energy Corp.	38,570	2,761,612
		9,799,041
OIL & GAS SERVICES & EQUIPMENT - 1.2%
Baker Hughes Co.	65,360	1,412,429
Schlumberger Ltd.	91,656	2,492,127
		3,904,556
REAL ESTATE SERVICES - 0.3%
CBRE Group, Inc. - Class A (a)	13,830	1,094,091

REITS - 4.4%
American Tower Corp.	4,760	1,137,926
AvalonBay Communities, Inc. (b)	5,900	1,088,609
Boston Properties, Inc. (b)	2,130	215,684
Crown Castle International Corp. (b)	4,160	716,061
Digital Realty Trust, Inc.	5,980	842,223
Equinix, Inc.	910	618,427
Equity Residential	17,370	1,244,213
Federal Realty Investment Trust	5,670	575,222
Healthpeak Properties, Inc.	20,530	651,622
Host Hotels & Resorts, Inc. (a)	23,100	389,235
Iron Mountain, Inc.	22,570	835,316
Kimco Realty Corp.	22,420	420,375
Prologis, Inc.	22,180	2,351,080
Public Storage	1,920	473,779
Realty Income Corp. (b)	9,490	602,615
Regency Centers Corp.	9,230	523,433
Simon Property Group, Inc. (b)	6,629	754,181
Ventas, Inc.	10,570	563,804
Vornado Realty Trust	8,900	403,971
Welltower, Inc.	9,100	651,833
		15,059,609
RETAIL - CONSUMER STAPLES - 2.3%
Costco Wholesale Corp.	3,160	1,113,837
Dollar Tree, Inc. (a)	4,230	484,166

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 2.3% (Continued)
Kroger Co. (The) (b)	11,374	$409,350
Target Corp.	3,350	663,534
Walgreen Boots Alliance, Inc. (b)	23,650	1,298,385
Walmart, Inc.	27,890	3,788,299
		7,757,571
RETAIL - DISCRETIONARY - 1.9%
Genuine Parts Co.	4,570	528,246
Home Depot, Inc. (The)	6,312	1,926,738
Lowe's Cos., Inc. (b)	3,930	747,407
Ross Stores, Inc.	9,950	1,193,105
TJX Cos., Inc. (The)	29,130	1,926,950
		6,322,446
SEMICONDUCTORS - 3.5%
Analog Devices, Inc. (b)	4,430	687,004
Broadcom, Inc.	3,100	1,437,346
Intel Corp.	90,228	5,774,592
Micron Technology, Inc. (a)	22,810	2,012,070
Texas Instruments, Inc.	10,140	1,916,359
		11,827,371
SOFTWARE - 1.0%
Microsoft Corp.	4,950	1,167,061
Oracle Corp.	20,392	1,430,907
salesforce.com, inc. (a)	1,770	375,010
Synopsys, Inc. (a)	2,040	505,471
		3,478,449
SPECIALTY FINANCE - 1.6%
American Express Co.	17,094	2,417,776
Capital One Financial Corp.	12,040	1,531,849
Discover Financial Services (b)	7,820	742,822
Synchrony Financial (b)	15,070	612,746
		5,305,193
STEEL - 0.2%
Nucor Corp. (b)	6,590	528,979

TECHNOLOGY HARDWARE - 2.4%
Cisco Systems, Inc.	98,170	5,076,371
Corning, Inc.	14,610	635,681

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 2.4% (Continued)
HP, Inc. (b)	36,560	$1,160,780
Juniper Networks, Inc.	21,720	550,167
Western Digital Corp.	11,965	798,664
		8,221,663
TECHNOLOGY SERVICES - 6.7%
Accenture plc - Class A	17,800	4,917,250
Automatic Data Processing, Inc.	5,210	981,929
Cognizant Technology Solutions Corp. - Class A	6,500	507,780
DXC Technology Co. (a)	15,380	480,779
Fidelity National Information Services, Inc.	16,860	2,370,684
Fiserv, Inc. (a)	8,970	1,067,789
FleetCor Technologies, Inc. (a)	2,190	588,300
Global Payments, Inc.	7,040	1,419,123
International Business Machines Corp.	21,862	2,913,330
Mastercard, Inc. - Class A	6,940	2,470,987
Paychex, Inc.	10,194	999,216
S&P Global, Inc.	1,620	571,649
Visa, Inc. - Class A	15,730	3,330,513
		22,619,329
TELECOMMUNICATIONS - 3.6%
AT&T, Inc.	172,856	5,232,351
Lumen Technologies, Inc.	61,648	823,001
T-Mobile US, Inc. (a)	3,980	498,654
Verizon Communications, Inc.	96,820	5,630,083
		12,184,089
TRANSPORTATION & LOGISTICS - 2.3%
American Airlines Group, Inc. (a)	23,560	563,084
CSX Corp.	6,000	578,520
Delta Air Lines, Inc. (a)	15,560	751,237
FedEx Corp.	1,790	508,431
J.B. Hunt Transport Services, Inc.	4,690	788,248
Norfolk Southern Corp.	2,680	719,634
Southwest Airlines Co. (a)	8,960	547,098
Union Pacific Corp.	9,130	2,012,343
United Airlines Holdings, Inc. (a)	12,530	720,976
United Parcel Service, Inc. - Class B	4,000	679,960
		7,869,531

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.3%
Sysco Corp.	13,680	$1,077,163

TOTAL COMMON STOCKS (COST $247,854,350)		$334,902,931

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$280,000	$280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	450,000	450,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	720,000	720,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	280,000	280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	250,000	250,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	280,000	279,440
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	450,000	450,000
TOTAL CORPORATE NOTES (COST $2,710,000)				$2,709,440

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (d) (COST $1,614,560)	1,614,560	$1,614,560

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COLLATERAL FOR SECURITIES LOANED - 5.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (d) (e) (COST $19,378,271)	19,378,271	$19,378,271

TOTAL INVESTMENTS - (COST $271,557,181) - 105.5%		$358,605,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5%)		(18,535,427)

NET ASSETS - 100.0%		$340,069,775

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2021 was $18,841,878.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$280,000	$280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	450,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	720,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	250,000	250,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	279,440	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	450,000	450,000	0.1%
		$2,710,000	$2,709,440	0.8%

(d)	The rate shown is the 7-day effective yield as of March 31, 2021.
(e)	The security was purchased with cash collateral held from securities on loan.

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis Growth Index Fund
March 31, 2021 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.8%
NIKE, Inc. - Class B	21,587	$2,868,696
VF Corp.	5,300	423,576
		3,292,272
ASSET MANAGEMENT - 0.5%
BlackRock, Inc.	2,233	1,683,593
T. Rowe Price Group, Inc.	1,940	332,904
		2,016,497
AUTOMOTIVE - 2.8%
Tesla, Inc. (a)	17,590	11,748,889

BANKING - 0.1%
SVB Financial Group (a)	800	394,928

BEVERAGES - 1.0%
Coca-Cola Co. (The)	24,140	1,272,419
PepsiCo, Inc.	19,670	2,782,322
		4,054,741
BIOTECH & PHARMA - 4.4%
AbbVie, Inc.	28,751	3,111,433
Alexion Pharmaceuticals, Inc. (a)	4,711	720,359
Amgen, Inc. (b)	6,134	1,526,201
Biogen, Inc. (a)	1,280	358,080
Bristol-Myers Squibb Co.	28,376	1,791,377
Eli Lilly & Co.	8,820	1,647,752
Incyte Corp. (a)	4,067	330,525
Johnson & Johnson	20,108	3,304,750
Merck & Co., Inc.	24,871	1,917,305
Regeneron Pharmaceuticals, Inc. (a)	2,501	1,183,323
Vertex Pharmaceuticals, Inc. (a)	5,704	1,225,733
Zoetis, Inc.	8,600	1,354,328
		18,471,166
CABLE & SATELLITE - 1.2%
Charter Communications, Inc. - Class A (a) (b)	3,722	2,296,549
Comcast Corp. - Class A	53,294	2,883,738
		5,180,287
CHEMICALS - 1.5%
Air Products & Chemicals, Inc.	4,148	1,166,998

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
CHEMICALS - 1.5% (Continued)
Dow, Inc.	8,087	$517,083
Ecolab, Inc.	2,074	443,981
Linde plc	11,878	3,327,503
Sherwin-Williams Co. (The)	1,157	853,878
		6,309,443
COMMERCIAL SUPPORT SERVICES - 0.2%
Waste Management, Inc.	6,124	790,118

CONTAINERS & PACKAGING - 0.2%
Ball Corp.	8,283	701,901

DIVERSIFIED INDUSTRIALS - 0.4%
Emerson Electric Co.	3,470	313,063
Illinois Tool Works, Inc. (b)	5,784	1,281,272
		1,594,335
E-COMMERCE DISCRETIONARY - 6.7%
Amazon.com, Inc. (a)	8,700	26,918,496
eBay, Inc.	10,335	632,915
Etsy, Inc. (a)	3,530	711,895
		28,263,306
ELECTRIC UTILITIES - 0.3%
Eversource Energy	6,420	555,908
NextEra Energy, Inc.	11,334	856,964
		1,412,872
ELECTRICAL EQUIPMENT - 1.2%
AMETEK, Inc.	2,500	319,325
Amphenol Corp. - Class A	7,872	519,316
Carrier Global Corp.	9,910	418,400
Generac Holdings, Inc. (a)	1,590	520,646
Keysight Technologies, Inc. (a)	4,941	708,539
Otis Worldwide Corp.	5,220	357,309
Rockwell Automation, Inc.	2,298	609,981
Roper Technologies, Inc.	1,699	685,275
TE Connectivity Ltd.	5,030	649,423
Trane Technologies plc	2,180	360,921
		5,149,135
ENTERTAINMENT CONTENT - 0.6%
Activision Blizzard, Inc.	14,420	1,341,060

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 0.6% (Continued)
Electronic Arts, Inc.	5,055	$684,295
Walt Disney Co. (The) (a)	2,553	471,080
		2,496,435
FOOD - 0.1%
General Mills, Inc.	8,970	550,040

GAS & WATER UTILITIES - 0.1%
American Water Works Co., Inc.	3,780	566,698

HEALTH CARE FACILITIES & SERVICES - 2.2%
AmerisourceBergen Corp.	2,960	349,487
Anthem, Inc.	1,300	466,635
Catalent, Inc. (a)	2,980	313,824
Cigna Corp.	1,440	348,106
DaVita, Inc. (a)	5,090	548,549
HCA Healthcare, Inc.	2,590	487,801
Henry Schein, Inc. (a)	8,130	562,921
Humana, Inc.	1,060	444,405
IQVIA Holdings, Inc. (a)	2,768	534,612
Laboratory Corp. of America Holdings (a)	1,440	367,243
McKesson Corp.	3,370	657,285
UnitedHealth Group, Inc.	11,450	4,260,201
		9,341,069
HOME CONSTRUCTION - 0.2%
D.R. Horton, Inc.	6,078	541,671
Masco Corp.	8,006	479,560
		1,021,231
HOUSEHOLD PRODUCTS - 1.6%
Church & Dwight Co., Inc.	6,461	564,368
Clorox Co. (The)	1,450	279,676
Colgate-Palmolive Co.	9,857	777,027
Estée Lauder Cos., Inc. (The) - Class A	3,409	991,508
Kimberly-Clark Corp.	2,331	324,126
Procter & Gamble Co. (The)	26,417	3,577,654
		6,514,359
INDUSTRIAL SUPPORT SERVICES - 0.4%
Fastenal Co.	11,534	579,929

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
INDUSTRIAL SUPPORT SERVICES - 0.4% (Continued)
United Rentals, Inc. (a)	1,490	$490,672
W.W. Grainger, Inc.	1,230	493,144
		1,563,745
INSTITUTIONAL FINANCIAL SERVICES - 0.3%
Intercontinental Exchange, Inc.	8,731	975,078
Nasdaq, Inc.	2,270	334,734
		1,309,812
INSURANCE - 0.4%
Marsh & McLennan Cos., Inc.	8,240	1,003,632
Progressive Corp. (The)	7,258	693,937
		1,697,569
INTERNET MEDIA & SERVICES - 12.2%
Alphabet, Inc. - Class A (a)	5,155	10,632,291
Alphabet, Inc. - Class C (a)	7,156	14,803,116
Booking Holdings, Inc. (a)	445	1,036,779
Expedia Group, Inc. (a) (b)	2,340	402,761
Facebook, Inc. - Class A (a)	59,695	17,581,968
Netflix, Inc. (a)	10,752	5,608,888
Twitter, Inc. (a)	19,770	1,257,965
		51,323,768
LEISURE FACILITIES & SERVICES - 1.1%
Chipotle Mexican Grill, Inc. (a)	617	876,646
Domino's Pizza, Inc.	1,410	518,584
Hilton Worldwide Holdings, Inc. (a)	1,619	195,769
McDonald's Corp.	4,737	1,061,751
Starbucks Corp.	14,692	1,605,395
Yum! Brands, Inc.	2,804	303,337
		4,561,482
MACHINERY - 0.7%
Deere & Co.	6,786	2,538,914
Xylem, Inc.	3,320	349,198
		2,888,112
MEDICAL EQUIPMENT & DEVICES - 5.3%
Abbott Laboratories	23,826	2,855,308
ABIOMED, Inc. (a)	1,040	331,479
Agilent Technologies, Inc.	8,185	1,040,641
Align Technology, Inc. (a)	1,711	926,558

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 5.3% (Continued)
Bio-Rad Laboratories, Inc. - Class A (a) (b)	1,000	$571,170
Cooper Cos., Inc. (The)	1,161	445,929
Danaher Corp.	14,004	3,152,020
DexCom, Inc. (a)	2,750	988,323
Edwards Lifesciences Corp. (a)	7,610	636,500
Hologic, Inc. (a)	6,559	487,858
IDEXX Laboratories, Inc. (a)	2,060	1,007,979
Illumina, Inc. (a)	2,758	1,059,237
Mettler-Toledo International, Inc. (a)	960	1,109,462
PerkinElmer, Inc.	4,400	564,476
ResMed, Inc.	3,458	670,921
Teleflex, Inc.	760	315,750
Thermo Fisher Scientific, Inc.	10,795	4,926,622
Waters Corp. (a)	1,646	467,744
West Pharmaceutical Services, Inc.	2,490	701,632
		22,259,609
METALS & MINING - 0.1%
Newmont Corp.	6,860	413,452

REAL ESTATE SERVICES - 0.5%
CBRE Group, Inc. - Class A (a)	25,453	2,013,587

REITS - 1.4%
American Tower Corp.	5,412	1,293,793
Crown Castle International Corp. (b)	6,699	1,153,099
Equinix, Inc.	1,687	1,146,468
Extra Space Storage, Inc.	2,720	360,536
Prologis, Inc.	5,937	629,322
Public Storage	2,570	634,173
SBA Communications Corp.	1,668	462,954
Welltower, Inc.	4,040	289,385
		5,969,730
RENEWABLE ENERGY - 0.1%
Enphase Energy, Inc. (a)	3,550	575,668

RETAIL - CONSUMER STAPLES - 1.2%
Costco Wholesale Corp.	5,743	2,024,293

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 1.2% (Continued)
Dollar General Corp.	7,323	$1,483,786
Target Corp.	8,164	1,617,043
		5,125,122
RETAIL - DISCRETIONARY - 3.2%
AutoZone, Inc. (a)	469	658,617
Best Buy Co., Inc.	2,850	327,209
Home Depot, Inc. (The)	20,526	6,265,561
L Brands, Inc. (a)	10,790	667,469
Lowe's Cos., Inc. (b)	14,179	2,696,562
O'Reilly Automotive, Inc. (a)	1,750	887,688
Ross Stores, Inc.	5,575	668,498
TJX Cos., Inc. (The)	6,093	403,052
Tractor Supply Co.	2,070	366,556
Ulta Beauty, Inc. (a)	1,070	330,812
		13,272,024
SEMICONDUCTORS - 7.6%
Advanced Micro Devices, Inc. (a)	29,581	2,322,108
Analog Devices, Inc. (b)	4,104	636,448
Applied Materials, Inc.	22,796	3,045,546
Broadcom, Inc.	6,519	3,022,600
IPG Photonics Corp. (a)	1,340	282,660
KLA Corp.	4,142	1,368,517
Lam Research Corp.	3,673	2,186,317
Maxim Integrated Products, Inc.	3,430	313,399
Microchip Technology, Inc.	4,320	670,550
Monolithic Power Systems, Inc.	1,810	639,310
NVIDIA Corp.	15,789	8,430,221
NXP Semiconductors N.V.	1,520	306,037
Qorvo, Inc. (a)	3,680	672,336
QUALCOMM, Inc.	28,060	3,720,475
Skyworks Solutions, Inc.	1,730	317,420
Teradyne, Inc. (b)	4,540	552,427
Texas Instruments, Inc.	15,207	2,873,971
Xilinx, Inc.	6,539	810,182
		32,170,524
SOFTWARE - 16.1%
Adobe, Inc. (a)	14,127	6,715,552

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
SOFTWARE - 16.1% (Continued)
Akamai Technologies, Inc. (a)	4,310	$439,189
ANSYS, Inc. (a)	2,628	892,364
Autodesk, Inc. (a)	7,056	1,955,570
Cadence Design Systems, Inc. (a)	11,834	1,621,140
Citrix Systems, Inc.	2,932	411,535
Fortinet, Inc. (a) (b)	4,150	765,343
Intuit, Inc.	8,000	3,064,480
Microsoft Corp.	168,288	39,677,262
Oracle Corp.	28,780	2,019,493
Paycom Software, Inc. (a)	1,270	469,976
salesforce.com, inc. (a)	24,017	5,088,482
ServiceNow, Inc. (a)	5,223	2,612,074
Synopsys, Inc. (a)	6,470	1,603,137
Tyler Technologies, Inc. (a) (b)	1,360	577,361
		67,912,958
TECHNOLOGY HARDWARE - 10.8%
Apple, Inc.	351,448	42,929,373
Arista Networks, Inc. (a)	1,860	561,515
Cisco Systems, Inc.	13,150	679,987
Corning, Inc.	8,980	390,720
F5 Networks, Inc. (a)	1,670	348,395
Zebra Technologies Corp. - Class A (a)	1,267	614,723
		45,524,713
TECHNOLOGY SERVICES - 8.6%
Accenture plc - Class A	18,389	5,079,961
Automatic Data Processing, Inc.	7,780	1,466,297
Broadridge Financial Solutions, Inc.	2,596	397,448
Cognizant Technology Solutions Corp. - Class A	4,970	388,256
Fidelity National Information Services, Inc.	4,440	624,308
Fiserv, Inc. (a)	9,656	1,149,450
FleetCor Technologies, Inc. (a)	714	191,802
Global Payments, Inc.	1,700	342,686
IHS Markit Ltd.	6,627	641,361
Jack Henry & Associates, Inc. (b)	3,810	578,053
MarketAxess Holdings, Inc.	960	478,003
Mastercard, Inc. - Class A	16,976	6,044,305
Moody's Corp.	3,375	1,007,809
MSCI, Inc.	1,797	753,446

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 8.6% (Continued)
Paychex, Inc.	2,425	$237,699
PayPal Holdings, Inc. (a)	33,047	8,025,133
S&P Global, Inc.	6,654	2,347,997
Verisk Analytics, Inc.	3,035	536,254
Visa, Inc. - Class A	27,913	5,910,020
		36,200,288
TELECOMMUNICATIONS - 0.3%
T-Mobile US, Inc. (a)	8,780	1,100,046

TRANSPORTATION & LOGISTICS - 1.9%
CSX Corp.	9,637	929,200
FedEx Corp.	4,000	1,136,160
J.B. Hunt Transport Services, Inc.	2,270	381,519
Norfolk Southern Corp.	2,169	582,420
Old Dominion Freight Line, Inc.	4,700	1,129,927
Union Pacific Corp.	7,201	1,587,172
United Parcel Service, Inc. - Class B	13,705	2,329,713
		8,076,111
WHOLESALE - DISCRETIONARY - 0.2%
Copart, Inc. (a)	5,108	554,780
Pool Corp.	1,190	410,835
		965,615

TOTAL COMMON STOCKS (COST $196,214,634)		$414,793,657

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$550,000	$550,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	900,000	900,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	200,000	200,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	550,000	550,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	150,000	150,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	670,000	668,660

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

CORPORATE NOTES - 0.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8% (Continued)
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	$500,000	$500,000
TOTAL CORPORATE NOTES (COST $3,520,000)				$3,518,660

MONEY MARKET FUNDS - 0.6%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (d) (COST $2,382,723)	2,382,723	$2,382,723

COLLATERAL FOR SECURITIES LOANED - 2.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (d) (e) (COST $11,552,717)	11,552,717	$11,552,717

TOTAL INVESTMENTS - (COST $213,670,074) - 102.6%		$432,247,757

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6%)		(11,025,192)

NET ASSETS - 100.0%		$421,222,565

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2021 was $11,299,328.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$550,000	$550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	900,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	200,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	150,000	150,000	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	668,660	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	500,000	500,000	0.1%
		$3,520,000	$3,518,660	0.8%

(d)	The rate shown is the 7-day effective yield as of March 31, 2021.
(e)	The security was purchased with cash collateral held from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments
Praxis Small Cap Index Fund
March 31, 2021 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
QuinStreet, Inc. (a)	7,790	$158,137

AEROSPACE & DEFENSE - 0.2%
Barnes Group, Inc.	5,820	288,323

APPAREL & TEXTILE PRODUCTS - 2.0%
Crocs, Inc. (a) (b)	11,550	929,198
Fossil Group, Inc. (a)	15,270	189,348
Kontoor Brands, Inc.	7,330	355,725
Movado Group, Inc.	11,930	339,408
Oxford Industries, Inc.	3,465	302,910
Steven Madden Ltd.	11,935	444,698
Wolverine World Wide, Inc. (b)	13,500	517,320
		3,078,607
ASSET MANAGEMENT - 0.7%
Blucora, Inc. (a)	7,350	122,304
Boston Private Financial Holdings, Inc.	25,630	341,392
BrightSphere Investment Group, Inc.	7,030	143,271
Virtus Investment Partners, Inc.	920	216,660
Waddell & Reed Financial, Inc. - Class A	10,140	254,007
		1,077,634
AUTOMOTIVE - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	12,360	119,398
Cooper Tire & Rubber Co.	6,440	360,511
Dorman Products, Inc. (a)	4,390	450,590
Gentherm, Inc. (a)	4,820	357,210
Methode Electronics, Inc.	8,170	342,976
Standard Motor Products, Inc.	3,290	136,798
		1,767,483
BANKING - 11.3%
Allegiance Bancshares, Inc.	6,260	253,780
Ameris Bancorp	10,274	539,488
Axos Financial, Inc. (a)	8,590	403,816
Banc of California, Inc.	10,340	186,947
BankUnited, Inc.	6,630	291,389
Banner Corp.	6,070	323,713
Berkshire Hills Bancorp, Inc.	14,650	326,988

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 11.3% (Continued)
Brookline Bancorp, Inc.	12,520	$187,800
Cadence BanCorp.	22,220	460,621
Central Pacific Financial Corp.	11,560	308,421
City Holding Co.	1,380	112,856
Columbia Banking System, Inc.	10,590	456,323
Community Bank System, Inc.	7,080	543,178
Customers Bancorp, Inc. (a)	6,950	221,149
CVB Financial Corp.	17,620	389,226
Dime Community Bancshares, Inc.	5,009	150,971
Eagle Bancorp, Inc.	5,790	308,086
FB Financial Corp.	3,776	167,881
First BanCorp.	38,970	438,802
First Commonwealth Financial Corp.	17,510	251,619
First Financial Bancorp	15,720	377,280
First Hawaiian, Inc.	10,410	284,922
First Midwest Bancorp, Inc.	18,900	414,099
Flagstar Bancorp, Inc.	6,160	277,816
Great Western Bancorp, Inc. (b)	11,480	347,729
Hanmi Financial Corp.	9,870	194,735
Heritage Financial Corp.	6,310	178,194
Hilltop Holdings, Inc.	3,210	109,557
HomeStreet, Inc.	5,810	256,047
Hope Bancorp, Inc.	22,210	334,483
Independent Bank Corp.	5,580	469,780
Independent Bank Group, Inc.	4,980	359,755
Meta Financial Group, Inc.	6,750	305,843
National Bank Holdings Corp. - Class A	6,570	260,698
NBT Bancorp, Inc.	7,000	279,300
Northwest Bancshares, Inc.	23,090	333,650
OFG Bancorp	7,240	163,769
Old National Bancorp	29,470	569,950
Pacific Premier Bancorp, Inc.	15,026	652,729
Park National Corp.	2,050	265,065
Preferred Bank	2,910	185,309
Provident Financial Services, Inc.	9,430	210,100
Renasant Corp.	6,090	252,004
S&T Bancorp, Inc.	5,970	199,995
Seacoast Banking Corp. of Florida (a)	8,510	308,402

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 11.3% (Continued)
ServisFirst Bancshares, Inc.	10,670	$654,391
Simmons First National Corp. - Class A	19,010	564,027
Southside Bancshares, Inc.	4,987	192,049
Triumph Bancorp, Inc. (a)	5,040	390,046
TrustCo Bank Corp.	23,830	175,627
United Community Banks, Inc.	12,060	411,487
Veritex Holdings, Inc.	13,050	426,996
WSFS Financial Corp.	5,460	271,853
		17,000,741
BEVERAGES - 0.4%
Celsius Holdings, Inc. (a)	2,700	129,735
Coca-Cola Consolidated, Inc.	830	239,687
National Beverage Corp.	4,440	217,161
		586,583
BIOTECH & PHARMA - 1.7%
Coherus Biosciences, Inc. (a)	11,690	170,791
Collegium Pharmaceutical, Inc. (a)	4,730	112,101
Cytokinetics, Inc. (a)	10,200	237,252
Eagle Pharmaceuticals, Inc. (a)	3,150	131,481
Enanta Pharmaceuticals, Inc. (a)	4,780	235,750
Endo International plc (a)	31,780	235,490
Heska Corp. (a) (b)	1,950	328,497
Innoviva, Inc. (a) (b)	11,970	143,041
Pacira BioSciences, Inc. (a)	4,700	329,423
REGENXBIO, Inc. (a)	5,140	175,325
Supernus Pharmaceuticals, Inc. (a)	10,380	271,748
Vanda Pharmaceuticals, Inc. (a)	10,890	163,568
		2,534,467
CHEMICALS - 4.0%
AdvanSix, Inc. (a)	4,140	111,035
Balchem Corp.	5,600	702,296
FutureFuel Corp.	18,910	274,762
GCP Applied Technologies, Inc. (a)	6,470	158,774
H.B. Fuller Co.	10,240	644,198
Innospec, Inc.	5,910	606,898
Materion Corp.	2,060	136,454
Quaker Chemical Corp.	2,730	665,492
Rogers Corp. (a)	3,610	679,438

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CHEMICALS - 4.0% (Continued)
Stepan Co.	3,960	$503,356
Trinseo S.A. (b)	9,710	618,236
WD-40 Co.	2,860	875,675
		5,976,614
COMMERCIAL SUPPORT SERVICES - 3.6%
ABM Industries, Inc.	13,350	680,984
AMN Healthcare Services, Inc. (a)	9,180	676,566
Brady Corp. - Class A	12,560	671,332
CorVel Corp. (a)	2,390	245,190
Harsco Corp. (a)	14,500	248,675
Heidrick & Struggles International, Inc.	6,300	225,036
HMS Holdings Corp. (a)	14,460	534,658
Kelly Services, Inc. - Class A (a)	11,930	265,681
Korn Ferry	8,880	553,846
TrueBlue, Inc. (a)	7,400	162,948
UniFirst Corp.	3,470	776,274
US Ecology, Inc. (b)	5,630	234,433
Viad Corp. (a)	2,740	114,395
		5,390,018
CONSTRUCTION MATERIALS - 0.1%
Apogee Enterprises, Inc.	4,720	192,954

CONSUMER SERVICES - 0.7%
American Public Education, Inc. (a)	5,580	198,815
Medifast, Inc.	1,800	381,276
Perdoceo Education Corp. (a)	16,740	200,211
Regis Corp. (a) (b)	18,070	226,959
		1,007,261
CONTAINERS & PACKAGING - 0.1%
Myers Industries, Inc.	10,200	201,552

E-COMMERCE DISCRETIONARY - 0.3%
Liquidity Services, Inc. (a)	6,200	115,196
PetMed Express, Inc.	8,210	288,787
		403,983
ELECTRIC UTILITIES - 0.3%
Avista Corp.	10,420	497,555

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.1%
AAON, Inc.	8,190	$573,382
Advanced Energy Industries, Inc. (b)	6,290	686,679
Alarm.com Holdings, Inc. (a)	7,330	633,165
Badger Meter, Inc.	6,300	586,341
FARO Technologies, Inc. (a)	5,290	457,955
Itron, Inc. (a)	7,090	628,529
Mesa Laboratories, Inc.	1,460	355,510
OSI Systems, Inc. (a)	2,550	245,055
SPX Corp. (a)	7,870	458,585
Watts Water Technologies, Inc. - Class A	970	115,246
		4,740,447
ENGINEERING & CONSTRUCTION - 1.5%
Aegion Corp. (a)	7,920	227,700
Arcosa, Inc.	5,970	388,587
Comfort Systems USA, Inc.	5,920	442,638
Exponent, Inc.	5,980	582,751
Granite Construction, Inc. (b)	7,530	303,083
Installed Building Products, Inc.	3,410	378,101
		2,322,860
ENTERTAINMENT CONTENT - 0.3%
AMC Networks, Inc. - Class A (a)	4,380	232,841
Glu Mobile, Inc. (a)	22,080	275,558
		508,399
FOOD - 0.4%
B&G Foods, Inc. (b)	10,010	310,911
Simply Good Foods Co. (The) (a)	3,670	111,641
USANA Health Sciences, Inc. (a)	2,410	235,216
		657,768
FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
Boise Cascade Co.	7,010	419,408
Glatfelter Corp.	11,660	199,969
Mercer International, Inc.	7,600	109,364
Neenah, Inc.	6,890	354,008
UFP Industries, Inc.	9,070	687,869
		1,770,618
GAS & WATER UTILITIES - 1.1%
American States Water Co.	4,290	324,410
California Water Service Group	11,940	672,700

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
GAS & WATER UTILITIES - 1.1% (Continued)
South Jersey Industries, Inc. (b)	31,420	$709,463
		1,706,573
HEALTH CARE FACILITIES & SERVICES - 3.8%
Addus HomeCare Corp. (a)	2,750	287,623
Community Health Systems, Inc. (a)	11,490	155,345
Covetrus, Inc. (a)	14,650	439,060
Ensign Group, Inc. (The)	8,010	751,658
Fulgent Genetics, Inc. (a) (b)	2,920	282,130
Hanger, Inc. (a)	4,710	107,482
Magellan Health, Inc. (a)	4,370	407,459
MEDNAX, Inc. (a)	9,330	237,635
ModivCare, Inc. (a)	1,030	152,564
NeoGenomics, Inc. (a)	17,840	860,423
Owens & Minor, Inc. (b)	12,410	466,492
Pennant Group, Inc. (The) (a)	4,650	212,970
R1 RCM, Inc. (a)	15,400	380,072
RadNet, Inc. (a)	11,320	246,210
Select Medical Holdings Corp. (a)	16,840	574,244
U.S. Physical Therapy, Inc.	2,080	216,528
		5,777,895
HOME & OFFICE PRODUCTS - 0.6%
HNI Corp.	3,860	152,702
iRobot Corp. (a)	4,050	494,829
Tupperware Brands Corp. (a)	12,090	319,297
		966,828
HOME CONSTRUCTION - 2.4%
American Woodmark Corp. (a)	2,505	246,943
Cavco Industries, Inc. (a)	1,500	338,415
Century Communities, Inc. (a)	2,590	156,229
Interface, Inc.	24,160	301,517
LGI Homes, Inc. (a)	3,980	594,254
M/I Homes, Inc. (a)	3,510	207,336
MDC Holdings, Inc.	10,555	626,967
Meritage Homes Corp. (a)	6,110	561,631
Patrick Industries, Inc.	4,460	379,100
PGT Innovations, Inc. (a)	9,950	251,237
		3,663,629

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 0.6%
Central Garden & Pet Co. (a)	2,180	$126,461
Clearwater Paper Corp. (a)	2,950	110,979
e.l.f. Beauty, Inc. (a)	4,160	111,613
Inter Parfums, Inc.	2,400	170,232
Quanex Building Products Corp.	11,930	312,924
		832,209
INDUSTRIAL INTERMEDIATE PRODUCTS - 2.3%
AZZ, Inc.	7,130	358,996
Chart Industries, Inc. (a) (b)	4,830	687,550
EnPro Industries, Inc.	5,550	473,249
Gibraltar Industries, Inc. (a)	5,860	536,249
Insteel Industries, Inc.	5,610	173,012
Proto Labs, Inc. (a)	4,900	596,575
Raven Industries, Inc.	9,680	371,034
Standex International Corp.	2,030	194,007
		3,390,672
INDUSTRIAL SUPPORT SERVICES - 1.0%
Applied Industrial Technologies, Inc.	8,380	764,005
DXP Enterprises, Inc. (a)	5,460	164,728
Resideo Technologies, Inc. (a)	21,040	594,380
		1,523,113
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Piper Sandler Cos.	3,730	408,995
StoneX Group, Inc. (a)	4,090	267,404
		676,399
INSURANCE - 1.7%
Ambac Financial Group, Inc. (a)	8,260	138,272
American Equity Investment Life Holding Co.	9,790	308,679
Assured Guaranty Ltd.	6,380	269,746
eHealth, Inc. (a)	4,420	321,467
Employers Holdings, Inc.	3,240	139,514
NMI Holdings, Inc. - Class A (a)	14,580	344,671
Palomar Holdings, Inc. (a)	4,010	268,831
ProAssurance Corp.	9,820	262,783
Trupanion, Inc. (a) (b)	5,770	439,732
		2,493,695
INTERNET MEDIA & SERVICES - 0.8%
HealthStream, Inc. (a)	5,690	127,115

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INTERNET MEDIA & SERVICES - 0.8% (Continued)
Shutterstock, Inc.	3,610	$321,434
Stamps.com, Inc. (a)	2,760	550,648
TechTarget, Inc. (a) (b)	2,580	179,181
		1,178,378
LEISURE FACILITIES & SERVICES - 1.8%
Bloomin' Brands, Inc. (a)	12,830	347,052
Brinker International, Inc. (a) (b)	6,840	486,050
Cheesecake Factory, Inc. (The) (a)	5,670	331,752
Chuy's Holdings, Inc. (a)	3,470	153,790
Dave & Buster's Entertainment, Inc. (a)	9,280	444,512
Dine Brands Global, Inc. (a)	1,590	143,148
Red Robin Gourmet Burgers, Inc. (a)	2,810	112,091
Shake Shack, Inc. - Class A (a)	5,830	657,449
		2,675,844
LEISURE PRODUCTS - 0.9%
Callaway Golf Co.	14,230	380,653
LCI Industries	4,750	628,330
Winnebago Industries, Inc.	3,720	285,361
		1,294,344
MACHINERY - 3.3%
Alamo Group, Inc.	1,800	281,070
Astec Industries, Inc.	4,300	324,306
Enerpac Tool Group Corp.	7,300	190,676
ESCO Technologies, Inc.	3,760	409,426
Federal Signal Corp.	2,910	111,453
Franklin Electric Co., Inc.	6,300	497,322
Hillenbrand, Inc.	16,630	793,417
John Bean Technologies Corp.	5,325	710,036
Lindsay Corp.	3,140	523,187
MTS Systems Corp. (a)	5,460	317,772
SPX FLOW, Inc.	7,180	454,709
Tennant Co.	3,800	303,582
		4,916,956
MEDICAL EQUIPMENT & DEVICES - 3.4%
Cardiovascular Systems, Inc. (a)	8,070	309,404
CONMED Corp.	3,030	395,688
Glaukos Corp. (a)	7,100	595,903

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 3.4% (Continued)
Integer Holdings Corp. (a)	4,160	$383,136
Lantheus Holdings, Inc. (a)	10,653	227,654
LeMaitre Vascular, Inc.	2,750	134,145
Luminex Corp.	9,470	302,093
Meridian Bioscience, Inc. (a) (b)	8,520	223,650
Merit Medical Systems, Inc. (a)	8,020	480,237
Myriad Genetics, Inc. (a)	13,280	404,376
Omnicell, Inc. (a)	6,130	796,103
OraSure Technologies, Inc. (a) (b)	14,440	168,515
Tactile Systems Technology, Inc. (a)	3,830	208,697
Varex Imaging Corp. (a)	8,210	168,223
Vericel Corp. (a)	6,480	359,964
		5,157,788
METALS & MINING - 0.6%
Arconic Corp. (a)	14,750	374,503
Century Aluminum Co. (a)	6,090	107,549
Encore Wire Corp.	3,690	247,710
Kaiser Aluminum Corp.	1,740	192,270
		922,032
OIL & GAS PRODUCERS - 0.0% (c)
Penn Virginia Corp. (a)	410	5,494

OIL & GAS SERVICES & EQUIPMENT - 1.4%
Core Laboratories N.V.	39,490	1,136,917
DMC Global, Inc. (a)	3,490	189,368
Matrix Service Co. (a)	24,430	320,277
NOW, Inc. (a)	19,710	198,874
U.S. Silica Holdings, Inc. (a)	16,680	204,997
		2,050,433
PUBLISHING & BROADCASTING - 0.6%
E.W. Scripps Co. (The) - Class A	9,180	176,898
Gannett Co., Inc. (a)	44,487	239,340
Meredith Corp. (a)	5,370	159,919
Scholastic Corp.	8,410	253,225
		829,382

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
St. Joe Co. (The)	5,140	$220,506

REAL ESTATE SERVICES - 0.7%
Investors Real Estate Trust	3,050	207,400
Marcus & Millichap, Inc. (a)	9,260	312,062
RE/MAX Holdings, Inc. - Class A	4,650	183,164
Realogy Holdings Corp. (a)	25,680	388,538
		1,091,164
REITS - 8.3%
Acadia Realty Trust	17,540	332,734
Agree Realty Corp. (b)	9,030	607,809
Alexander & Baldwin, Inc.	14,570	244,630
American Assets Trust, Inc.	6,220	201,777
Armada Hoffler Properties, Inc.	17,570	220,328
ARMOUR Residential REIT, Inc.	16,350	199,470
Brandywine Realty Trust	38,600	498,326
CareTrust REIT, Inc.	16,990	395,612
Chatham Lodging Trust (a)	14,320	188,451
Community Healthcare Trust, Inc.	5,180	238,902
DiamondRock Hospitality Co. (a)	41,780	430,334
Diversified Healthcare Trust	65,960	315,289
Easterly Government Properties, Inc.	9,670	200,459
Essential Properties Realty Trust, Inc.	14,970	341,765
Four Corners Property Trust, Inc.	12,660	346,884
Franklin Street Properties Corp.	32,340	176,253
Getty Realty Corp.	8,140	230,525
Global Net Lease, Inc.	16,180	292,211
Hersha Hospitality Trust (a)	18,960	200,028
Independence Realty Trust, Inc.	16,080	244,416
Industrial Logistics Properties Trust	10,050	232,456
Innovative Industrial Properties, Inc. (b)	3,480	626,957
iStar, Inc.	14,210	252,654
Kite Realty Group Trust (b)	10,900	210,261
Lexington Realty Trust	32,120	356,853
LTC Properties, Inc.	7,200	300,384
Mack-Cali Realty Corp.	6,970	107,896
Matson, Inc.	6,440	429,548
National Storage Affiliates Trust	10,520	420,064

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 8.3% (Continued)
Office Properties Income Trust	8,140	$224,013
Retail Opportunity Investments Corp.	22,870	362,947
Retail Properties of America, Inc. - Class A	45,460	476,421
RPT Realty	19,470	222,153
Safehold, Inc.	3,430	240,443
Saul Centers, Inc.	3,420	137,176
SITE Centers Corp.	26,930	365,171
Summit Hotel Properties, Inc. (a) (b)	24,240	246,278
Tanger Factory Outlet Centers, Inc.	19,350	292,765
Uniti Group, Inc.	35,680	393,550
Universal Health Realty Income Trust	1,680	113,870
Washington Real Estate Investment Trust	9,510	210,171
Xenia Hotel & Resorts, Inc.	18,240	355,680
		12,483,914
RENEWABLE ENERGY - 0.3%
Renewable Energy Group, Inc. (a)	5,840	385,674

RETAIL - CONSUMER STAPLES - 0.6%
Big Lots, Inc.	5,740	392,042
PriceSmart, Inc.	2,690	260,257
SpartanNash Co.	9,200	180,596
		832,895
RETAIL - DISCRETIONARY - 7.2%
Abercrombie & Fitch Co. - Class A (a)	13,550	464,900
America's Car-Mart, Inc. (a)	870	132,562
Asbury Automotive Group, Inc. (a) (b)	3,100	609,150
Bed Bath & Beyond, Inc. (a)	19,560	570,174
Boot Barn Holdings, Inc. (a)	4,560	284,134
Buckle, Inc. (The)	5,380	211,326
Caleres, Inc.	10,210	222,578
Chico's FAS, Inc. (a)	40,780	134,982
Children's Place, Inc. (The) (a) (b)	4,250	296,225
Designer Brands, Inc. - Class A (a)	11,180	194,532
Ethan Allen Interiors, Inc.	16,450	454,184
GameStop Corp. - Class A (a)	8,560	1,624,859
Genesco, Inc. (a)	3,300	156,750
GMS, Inc. (a) (b)	7,050	294,337
Group 1 Automotive, Inc. (b)	3,050	481,259

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 7.2% (Continued)
Guess?, Inc. (b)	9,260	$217,610
Hibbett Sports, Inc. (a)	5,140	354,095
La-Z-Boy, Inc.	6,970	296,086
Lumber Liquidators Holdings, Inc. (a)	8,400	211,008
Macy's, Inc. (a)	66,210	1,071,940
MarineMax, Inc. (a) (b)	3,780	186,581
Michaels Cos., Inc. (The) (a)	13,040	286,098
Monro, Inc.	6,250	411,250
ODP Corp. (The) (a)	7,677	332,337
Sally Beauty Holdings, Inc. (a)	15,060	303,158
Signet Jewelers Ltd. (a)	2,170	125,817
Sleep Number Corp. (a)	4,070	584,004
Sonic Automotive, Inc. - Class A (b)	4,410	218,604
Zumiez, Inc. (a)	4,180	179,322
		10,909,862
SEMICONDUCTORS - 3.3%
Axcelis Technologies, Inc. (a)	7,890	324,200
CEVA, Inc. (a)	4,260	239,199
Cohu, Inc. (a)	7,270	304,177
CTS Corp.	6,010	186,671
Diodes, Inc. (a)	6,230	497,403
FormFactor, Inc. (a)	11,450	516,509
Kulicke & Soffa Industries, Inc.	9,850	483,734
MaxLinear, Inc. (a)	8,600	293,088
Onto Innovation, Inc. (a)	10,847	712,756
Photronics, Inc. (a) (b)	16,690	214,633
Power Integrations, Inc.	6,080	495,398
Rambus, Inc. (a) (b)	13,445	261,371
Ultra Clean Holdings, Inc. (a)	5,050	293,102
Veeco Instruments, Inc. (a)	8,620	178,779
		5,001,020
SOFTWARE - 3.0%
Agilysys, Inc. (a)	6,190	296,872
Allscripts Healthcare Solutions, Inc. (a) (b)	16,430	246,696
BM Technologies, Inc. - Class A (a) (d)	1,069	12,454
Bottomline Technologies (de), Inc. (a)	5,810	262,903
Digi International, Inc. (a)	5,920	112,421
Donnelley Financial Solutions, Inc. (a)	6,550	182,286

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOFTWARE - 3.0% (Continued)
Ebix, Inc.	7,800	$249,834
LivePerson, Inc. (a) (b)	9,500	501,030
MicroStrategy, Inc. - Class A (a) (b)	1,230	834,924
NextGen Healthcare, Inc. (a)	9,550	172,855
PDF Solutions, Inc. (a)	9,190	163,398
Progress Software Corp.	6,410	282,425
Simulations Plus, Inc.	2,170	137,231
SPS Commerce, Inc. (a)	5,620	558,122
Tabula Rasa HealthCare, Inc. (a) (b)	4,720	217,356
Xperi Holding Corp.	13,121	285,644
		4,516,451
SPECIALTY FINANCE - 2.6%
Apollo Commercial Real Estate Finance, Inc.	31,690	442,709
Capstead Mortgage Corp.	27,500	171,325
Deluxe Corp.	8,680	364,213
Encore Capital Group, Inc. (a)	4,100	164,943
Enova International, Inc. (a)	7,260	257,585
Granite Point Mortgage Trust, Inc.	14,530	173,924
Invesco Mortgage Capital, Inc. (b)	43,621	174,920
KKR Real Estate Finance Trust, Inc.	6,670	122,661
Mr. Cooper Group, Inc. (a)	10,090	350,728
New York Mortgage Trust, Inc.	75,880	339,184
PennyMac Mortgage Investment Trust	15,630	306,348
PRA Group, Inc. (a)	6,920	256,525
Redwood Trust, Inc.	19,810	206,222
Stewart Information Services Corp.	3,830	199,275
Walker & Dunlop, Inc.	4,340	445,892
		3,976,454
STEEL - 0.2%
Allegheny Technologies, Inc. (a)	14,220	299,473

TECHNOLOGY HARDWARE - 3.4%
3D Systems Corp. (a)	17,100	469,224
ADTRAN, Inc.	14,390	240,025
Benchmark Electronics, Inc.	7,800	241,176
CalAmp Corp. (a)	10,560	114,576
Comtech Telecommunications Corp.	4,570	113,519
Daktronics, Inc. (a)	23,460	147,094

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 3.4% (Continued)
Diebold Nixdorf, Inc. (a) (b)	8,910	$125,898
Extreme Networks, Inc. (a)	29,990	262,413
Harmonic, Inc. (a)	17,410	136,495
Knowles Corp. (a) (b)	18,120	379,070
NETGEAR, Inc. (a)	4,710	193,581
Pitney Bowes, Inc.	38,270	315,345
Plantronics, Inc. (a)	5,500	214,005
Plexus Corp. (a) (b)	4,900	450,016
Sanmina Corp. (a) (b)	13,090	541,664
TTM Technologies, Inc. (a)	16,420	238,090
Universal Electronics, Inc. (a)	2,770	152,267
Viavi Solutions, Inc. (a) (b)	37,780	593,146
Vicor Corp. (a)	1,970	167,509
		5,095,113
TECHNOLOGY SERVICES - 3.0%
Cardtronics plc - Class A (a)	18,710	725,948
CSG Systems International, Inc.	3,800	170,582
EVERTEC, Inc.	10,810	402,348
ExlService Holdings, Inc. (a)	5,430	489,569
Green Dot Corp. - Class A (a)	7,600	348,004
Insight Enterprises, Inc. (a)	8,860	845,421
NIC, Inc.	11,920	404,446
Perficient, Inc. (a)	5,160	302,995
Sykes Enterprises, Inc. (a)	5,050	222,604
TTEC Holdings, Inc.	3,630	364,634
Unisys Corp. (a)	10,560	268,435
		4,544,986
TELECOMMUNICATIONS - 1.3%
8x8, Inc. (a)	16,250	527,150
ATN International, Inc.	3,340	164,061
Cogent Communications Holdings, Inc.	5,100	350,676
Consolidated Communications Holdings, Inc. (a)	29,970	215,784
Shenandoah Telecommunications Co.	4,620	225,502
Vonage Holdings Corp. (a)	39,210	463,462
		1,946,635
TRANSPORTATION & LOGISTICS - 2.9%
Allegiant Travel Co. (a)	1,900	463,714
ArcBest Corp.	6,890	484,849

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 2.9% (Continued)
Atlas Air Worldwide Holdings, Inc. (a)	4,200	$253,848
Bristow Group, Inc. (a)	8,623	223,163
Echo Global Logistics, Inc. (a)	6,670	209,505
Forward Air Corp.	4,620	410,302
Hawaiian Holdings, Inc. (a)	10,110	269,634
Hub Group, Inc. - Class A (a)	3,480	234,134
Marten Transport Ltd.	18,180	308,515
Saia, Inc. (a)	4,610	1,062,974
SEACOR Holdings, Inc. (a)	3,470	141,402
SkyWest, Inc. (a)	5,770	314,350
		4,376,390
TRANSPORTATION EQUIPMENT - 0.4%
Greenbrier Cos., Inc. (The)	6,020	284,264
Meritor, Inc. (a)	12,840	377,753
		662,017
WHOLESALE - CONSUMER STAPLES - 0.5%
Andersons, Inc. (The)	10,490	287,216
Chefs' Warehouse, Inc. (The) (a)	5,600	170,576
United Natural Foods, Inc. (a) (b)	9,910	326,436
		784,228
WHOLESALE - DISCRETIONARY - 0.9%
ePlus, Inc. (a)	2,280	227,179
G-III Apparel Group Ltd. (a)	9,060	273,069
PC Connection, Inc.	2,970	137,778
ScanSource, Inc. (a)	23,700	709,815
		1,347,841

TOTAL COMMON STOCKS (COST $98,652,153)		$148,698,291

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

RIGHTS - 0.0% (c)	Shares	Fair Value
Lantheus Holdings, Inc., CVR (a) (e) (Cost $0)	28,980	$2,608

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$70,000	$70,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	60,000	60,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	90,000	90,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	150,000	149,700
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	280,000	280,000
TOTAL CORPORATE NOTES (COST $1,310,000)				$1,309,700

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (f) (COST $479,389)	479,389	$479,389

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COLLATERAL FOR SECURITIES LOANED - 7.5%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (f) (g) (COST $11,305,106)	11,305,106	$11,305,106

TOTAL INVESTMENTS - (COST $111,746,648) - 107.3%		$161,795,094

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3%)		(11,060,406)

NET ASSETS - 100.0%		$150,734,688

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2021 was $11,150,011.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
BM Technologies, Inc. - Class A	01/08/21	$14,383	$12,454	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	70,000	70,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	60,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	90,000	90,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	149,700	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	280,000	280,000	0.2%
		$1,324,383	$1,322,154	0.9%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $2,608 as of March 31, 2021, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2021.
(g)	The security was purchased with cash collateral held from securities on loan.

CVR - Contingent Value Right

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
March 31, 2021 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 69.6%
Praxis Impact Bond Fund - Class I	1,821,475	$19,562,646

EQUITY FUND - 30.4%
Praxis Growth Index Fund - Class I	76,671	2,687,303
Praxis International Index Fund - Class I	190,986	2,542,024
Praxis Small Cap Index Fund - Class I	53,936	681,748
Praxis Value Index Fund - Class I	166,489	2,630,522
		8,541,597

TOTAL AFFILIATED MUTUAL FUNDS (COST $23,320,000)		$28,104,243

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (b) (COST $5,470)	5,470	$5,470

TOTAL INVESTMENTS - (COST $23,325,470) - 100.0%		$28,109,713

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(5,746)

NET ASSETS - 100.0%		$28,103,967

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
March 31, 2021 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.7%
Praxis Impact Bond Fund - Class I	3,332,078	$35,786,513

EQUITY FUND - 60.3%
Praxis Growth Index Fund - Class I	424,433	14,876,388
Praxis International Index Fund - Class I	1,219,768	16,235,111
Praxis Small Cap Index Fund - Class I	690,497	8,727,880
Praxis Value Index Fund - Class I	922,547	14,576,248
		54,415,627

TOTAL AFFILIATED MUTUAL FUNDS (COST $64,554,230)		$90,202,140

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (b) (COST $264)	264	$264

TOTAL INVESTMENTS - (COST $64,554,494) - 100.0%		$90,202,404

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(27,287)

NET ASSETS - 100.0%		$90,175,117

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
March 31, 2021 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.8%
Praxis Impact Bond Fund - Class I	1,657,984	$17,806,748

EQUITY FUND - 80.2%
Praxis Growth Index Fund - Class I	540,970	18,961,011
Praxis International Index Fund - Class I	1,617,697	21,531,541
Praxis Small Cap Index Fund - Class I	1,030,361	13,023,757
Praxis Value Index Fund - Class I	1,176,256	18,584,843
		72,101,152

TOTAL AFFILIATED MUTUAL FUNDS (COST $59,245,306)		$89,907,900

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.04% (b) (COST $69)	69	$69

TOTAL INVESTMENTS - (COST $59,245,375) - 100.0%		$89,907,969

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(37,459)

NET ASSETS - 100.0%		$89,870,510

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.